As filed with the Securities and Exchange             Registration No. 333-15817
Commission on November 25, 1997                       Registration No. 811-4536



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

--------------------------------------------------------------------------------

                   POST-EFFECTIVE AMENDMENT NO. 1 TO FORM S-6
                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2

--------------------------------------------------------------------------------

       Variable Life Account B of Aetna Life Insurance and Annuity Company
                              (Exact Name of Trust)

                    Aetna Life Insurance and Annuity Company
                               (Name of Depositor)

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06l56 (Complete Address of Depositor's Principal Executive Offices)

--------------------------------------------------------------------------------

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06l56
                (Name and Complete Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective :

            immediately upon filing pursuant to paragraph (b) of rule 485
------
  X         on November 28, 1997 pursuant to paragraph (b) of Rule 485
------
            60 days after filing pursuant to paragraph (a)(1) of Rule 485
------
            On --------------------- pursuant to paragraph (a)(1) of Rule 485
------
            this post-effective amendment designates a new effective date for a
------
           previously filed post-effective amendment.

                             VARIABLE LIFE ACCOUNT B
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

                        Post-Effective Amendment No. 1 to
                       Registration Statement on Form S-6
                              Cross Reference Sheet


N-8B-2
Item No. Part I (Prospectus dated August 8, 1997, and as amended by Supplement dated November 28, 1997)

1 Cover Page, and as amended; The Separate Account; The Company and Management, and as amended

2 Cover Page, and as amended; The Separate Account; The Company and Management, and as amended

3          Not Applicable

4          Distribution of the Certificates

5          The Separate Account; The Company and Management, and as amended

6          The Separate Account; The Company and Management, and as amended

7          Not Applicable

8          Not Applicable

9          Additional Information - Legal Matters

10         The Separate Account; Certificate Rights; Certificate Choices;
           Additional Information; Miscellaneous Certificate Provisions; Termination or Change in Coverage; Allocation of Premiums, and as amended - Fund Additions, Deletions or Substitutions

11         Allocation of Premiums, and as amended - The Funds

12         Allocation of Premiums, and as amended - The Funds

13         Charges & Fees, and as amended

14         Certificate Choices

15         Allocation of Premiums, and as amended; Certificate Choices;
           Certificate Values

16 The Separate Account; Allocation of Premiums, and as amended - The Funds; Certificate Values

17         Certificate Rights

18         The Separate Account

19         Additional Information - Reports to Owners

N-8B-2     Part I (Prospectus dated August 8, 1997, and as amended by Supplement
Item No.   dated November 28, 1997)

20         Not Applicable

21         Certificate Rights - Certificate Loans

22         Not Applicable

23         The Company and Management, and as amended

24         Not Applicable

25         The Company and Management, and as amended

26         Not Applicable

27         The Company and Management, and as amended

28         The Company and Management, and as amended

29         The Company and Management, and as amended

30         Not Applicable

31         Not Applicable

32         Not Applicable

33         Not Applicable

34         Not Applicable

35         Additional Information - State Regulation

36         Not Applicable

37         Not Applicable

38         Additional Information - Distribution of the Certificates

39         The Company and Management, and as amended

40         Not Applicable

41         The Company and Management, and as amended

42         Not Applicable

43         Not Applicable

44         Charges & Fees, and as amended; Certificate Values

45         Not Applicable

46         The Separate Account; Certificate Values

47         Not Applicable

48         Not Applicable

49         Not Applicable

N-8B-2     Part I (Prospectus dated August 8, 1997, and as amended by Supplement
Item No.   dated November 28, 1997)

50         The Separate Account

51         Cover Page, and as amended; Certificate Choices

52 Allocation of Premiums, and as amended - Fund Additions, Deletions or Substitutions; Termination or Change in Coverage

53         Tax Matters

54         Not Applicable

55         Not Applicable

56         Not Applicable

57         Not Applicable

58         Not Applicable

59 Financial Statements of Separate Account; Financial Statements of Insurance Company

                 Supplement to Prospectus Dated August 8, 1997
          Flexible Premium Group Variable Universal Life Insurance for New York State United Teachers Benefit Trust ("NYSUT Trust")

                    Aetna Life Insurance and Annuity Company
                            Variable Life Account B





   The prospectus dated August 8, 1997 is amended as follows:

Cover:

     The following Funds are added to the list of Variable Options after the close of business of the New York Stock Exchange on November 26, 1997:

                  Portfolio Partners, Inc. MFS Emerging Equities Portfolio

                  Portfolio Partners, Inc. MFS Research Growth Portfolio

                  Portfolio Partners, Inc. Scudder International
                   Growth Portfolio






















               The Date of this Supplement is November 28, 1997

Form No. X.15817-97

Prospectus - Page 3

     The table under Charges & Fees--Charges Assessed Against the Underlying Funds is amended by adding the following Funds:



                                                                     Investment
                                                                    Advisory Fees     Other Expenses
                                                                   (after expense     (after expense      Total Annual
                                                                   reimbursement)     reimbursement)     Fund Expenses
Portfolio Partners, Inc. MFS Emerging Equities Portfolio  ......      .70%(2)              .13%                .83%(1)
Portfolio Partners, Inc. MFS Research Growth Portfolio    ......      .70%(2)              .15%                .85%(1)
Portfolio Partners, Inc. Scudder International Growth
 Portfolio   ...................................................      .80%                 .20%               1.00%(1)



(1) Each Portfolio's aggregate expenses are limited to the advisory and administrative fees disclosed above through April 30, 1999.

(2) The advisory fee is .70% of the first $500 million in assets and .65% on the excess.

Prospectus - Page 6

     In the Section Allocation of Premiums, the following Funds are added after the close of business of the New York Stock Exchange on November 26, 1997:

     Portfolio Partners, Inc. MFS Emerging Equities Portfolio seeks long-term growth of capital by investing primarily in common stocks issued by companies that its subadviser believes are early in their life cycle but which have the potential to become major enterprises (emerging growth companies).

     Portfolio Partners, Inc. MFS Research Growth Portfolio seeks long-term growth of capital and future income by investing primarily in common stocks or securities convertible into common stocks issued by companies that the subadviser believes to possess better-than-average prospects for long-term growth, and, to a lesser extent, in income-producing securities including bonds and preferred stock.

     Portfolio Partners, Inc. Scudder International Growth Portfolio seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities.

     Aetna Life Insurance and Annuity Company serves as the investment adviser to each Portfolio of Portfolio Partners, Inc. Scudder, Stevens & Clark, Inc. serves as the subadviser to the Scudder International Growth Portfolio, and Massachusetts Financial Services Company serves as the subadviser to the MFS Emerging Equities and MFS Research Growth Portfolios.

Prospectus - Page 19--The Company and Management

     The list of Directors and Executive Officers under The Company and Management is replaced by the following:

                                                  Business Experience
Name and Address*      Position with Company      During Past 5 Years
---------------------- -------------------------- --------------------------------------------
Thomas J. McInerney    Director, President and    President (since September 1997), Aetna
                       Chairman, Executive        Life Insurance and Annuity Company;
                       Committee (Principal       President (since September 1997),
                       Executive Officer)         Aetna Insurance Company of America;
                                                  President (since September 1997), Aetna
                                                  Retirement Holdings, Inc.; President (since
                                                  August 1997), Aetna Retirement Services,
                                                  Inc.; Executive Vice President (since August
                                                  1997), Aetna Inc.; Vice President, Strategy
                                                  (March 1997-August 1997), Aetna Inc.; Vice
                                                  President, Strategy, Finance, &
                                                  Administration (July 1995-April 1996), Aetna
                                                  Inc.; Vice President, Guaranteed Products
                                                  (November 1992-July 1995), Aetna Inc.

Christopher J. Burns   Director and Senior Vice   President and Chief Executive and
                       President                  Operating Officer (since November 1996),
                                                  Aetna Investment Services Inc.; Senior
                                                  Vice President, Sales & Service (February
                                                  1996-September 1997), Senior Vice
                                                  President, Sales & Financial Planning
                                                  (since September 1997), and Senior Vice
                                                  President, Life (March 1991-February
                                                  1996), Aetna Life Insurance and Annuity
                                                  Company.

J. Scott Fox           Director and Senior Vice   Managing Director, Chief Operating Officer,
                       President                  Chief Financial Officer (since October
                                                  1997), Aeltus Investment Management,
                                                  Inc.; Senior Vice President, Operations
                                                  (since March 1997), Aetna Life
                                                  Insurance and Annuity Company;
                                                  Managing Director, Chief Operating Officer,
                                                  Chief Financial Officer, Treasurer (April
                                                  1994-March 1997), Aeltus Investment
                                                  Management, Inc.; Managing Director and
                                                  Treasurer (March 1987-September 1993),
                                                  Equitable Capital Management Corporation.

                                                      Business Experience
Name and Address*   Position with Company             During Past 5 Years
------------------- --------------------------------- ------------------------------------------
Timothy A. Holt     Director, Senior Vice President   Senior Vice President, Business Strategy
                    and Chief Financial Officer       & Finance, and Chief Financial Officer
                                                      (since February 1996), Aetna Life
                                                      Insurance and Annuity Company; Vice
                                                      President, Portfolio Management/
                                                      Investment Group (August 1992-February
                                                      1996), Aetna Life and Casualty Company.

John Y. Kim         Director and Senior Vice          President (since December 1995), Aeltus
                    President                         Investment Management, Inc.; Chief
                                                      Investment Officer (since May 1994),
                                                      Aetna Services, Inc. (formerly Aetna Life
                                                      and Casualty Company); Managing
                                                      Director (September 1993-April 1994),
                                                      Mitchell Hutchins Institutional Investors
                                                      (New York, New York); Vice President and
                                                      Senior Portfolio Manager (October 1991-
                                                      August 1993), Aetna Services, Inc.
                                                      (formerly Aetna Life and Casualty
                                                      Company).

Shaun P. Mathews    Director and Senior Vice          Senior Vice President, Product
                    President                         Management (since September 1997); Vice
                                                      President, Products Group (since February
                                                      1996 to September 1997), Senior Vice
                                                      President, Strategic Markets and Products
                                                      (February 1993-February 1996), and
                                                      Senior Vice President, Mutual Funds
                                                      (March 1991-February 1993), Aetna Life
                                                      Insurance and Annuity Company.

Kirk P. Wickman     Vice President, General           Vice President, General Counsel and
                    Counsel and Corporate             Corporate Secretary (since November
                    Secretary                         1996), Aetna Life Insurance and Annuity
                                                      Company; Vice President and Counsel
                                                      (June 1992-November 1996), Aetna Life
                                                      Insurance Company.

                                                       Business Experience
Name and Address*      Position with Company           During Past 5 Years
---------------------- ------------------------------- -------------------------------------------
Deborah Koltenuk       Vice President and Treasurer,   Vice President, Investment Planning and
                       Corporate Controller            Financial Reporting (April 1996 to July
                                                       1996), Aetna Life Insurance Company; Vice
                                                       President and Treasurer, Corporate
                                                       Controller (since March 1996) Aetna
                                                       Retirement Holdings, Inc.; Vice President,
                                                       Investment Planning and Financial Reporting
                                                       (October 1994 to April 1996), The Aetna
                                                       Casualty and Surety Company and The
                                                       Standard Fire and Insurance Company;
                                                       Assistant Vice President, Finance and
                                                       Administration (June 1994 to October 1994),
                                                       Aetna Life Insurance Company; Controller
                                                       (September 1993 to June 1994), Aetna
                                                       Information Technology; Assistant Vice
                                                       President (December 1990 to September
                                                       1993), Aetna Life and Casualty Company.

Frederick D. Kelsven   Vice President and Chief        Vice President, Chief Compliance Officer
                       Compliance Officer              (since February 1997), Aetna Life
                                                       Assignment Company; Vice President &
                                                       Chief Compliance Officer (since November
                                                       1996), Aetna Investment Services, Inc.;
                                                       Director of Compliance (January 1985 to
                                                       September 1996), Nationwide Life
                                                       Insurance Company.

* The address of all Directors and Officers listed is 151 Farmington Avenue, Hartford, Connecticut.
  These individuals may also be directors and/or officers of other affiliates of the Company.

Prospectus - Page 26--Illustrations of Death Benefit and Total Account Values.

The Section Illustrations of Death Benefit and Total Account Values is replaced with the following:

Illustrations of Death Benefit and Total Account Values


The following pages provide a hypothetical illustration of how the Option 1 Death Benefit and Total Account Values can change over time for a Certificate issued to an Age 45 preferred risk non-smoker Insured if premiums are accumulated at 5% interest per year or the investment return on the assets held in each Fund were a uniform gross annual rate of 0%, 6%, and 12%, respectively, based upon a number of assumptions.

There are two pages of values. The first page illustrates the assumption that the guaranteed maximum Cost of Insurance rates and other charges at maximum rates are charged in all years. The second page illustrates the assumption that the current scale of Cost of Insurance rates for a $250,000 Specified Amount and other charges at current rates are charged in all years. Current cost of Insurance rates are generally lowest for Certificates having Specified Amounts of at least $250,000. We expect to review our current cost of Insurance rates on at least an annual basis in light of the actual mortality experience of participants under the NYSUT group Policy.

The values shown in these illustrations vary according to assumptions used for charges and gross rates of investment return. The actual investment returns experienced by the Certificates and the charges deducted may be higher or lower than those illustrated. The charges reflected on the first page consist of the maximum allowable charges under the Certificate, including 1.25% for years 1-10 and 0.40% for the eleventh year and after, for mortality and expense risks in all Certificate Years and 0.70% for expenses of the Funds. The charges reflected on the second page consist of the current charges imposed under the Certificates, including 0.85% for mortality and expense risks in Certificate Years 1 through 10 only and (as is currently planned) 0% thereafter, and 0.70% for Fund expenses. The charge for Fund expenses reflected in the illustrations assumes that Total Account Values have been allocated equally among all Funds and represent a fixed, unweighted average of the Funds' investment advisory fees (after expense reimbursements) and other operating expenses (after expense reimbursements) for the year ended December 31, 1996, or, for Funds first offered after December 31, 1996, for the current period.


After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, 6% and 12% correspond to approximate net annual rates of -1.55%, 4.45% and 10.45%, respectively, during the first 10 Certificate Years, and -0.70%, 5.30% and 11.30%, respectively, thereafter on a current basis. On a guaranteed basis, the illustrated gross annual investment rates of return of 0%, 6% and 12% correspond to approximate net annual rates of -1.95%, 4.05% and 10.05% during the first 10 years and -1.10%, 4.90% and 10.90% during the eleventh year and after, respectively.

The Death Benefit and Total Account Values would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above and below those averages for individual Certificate Years. The illustrations also assume payment of premiums as indicated, no Certificate Loans, no increases or decreases in Specified Amount, no Death Benefit Option changes, no Partial Surrenders and no supplemental rider benefits.

The hypothetical values shown in the tables do not reflect any Separate Account charges for federal income taxes, since we are not currently making such charges. However, such charges may be made in the future, and, in that event, the gross annual investment rate of return would have to exceed 0%, 6%, or 12% by an amount sufficient to cover the tax charges in order to produce the Death Benefit and Total Account Values shown.

Upon request, we will provide a comparable personalized illustration based upon the Age and underwriting classification of the proposed Insured, including the Specified Amount and premium requested, the proposed frequency of premium payments and any available riders requested. A fee of $25 may be charged for each such illustration. The hypothetical gross annual investment return assumed in such an illustration will not exceed 12%.

                                FLEXIBLE PREMIUM
                 VARIABLE UNIVERSAL LIFE INSURANCE CERTIFICATE
                               UNISEX ISSUE AGE 45
                          $1548.48 ANNUAL BASIC PREMIUM
                            PREFERRED NONSMOKER RISK
                              FACE AMOUNT $250,000
                   DEATH BENEFIT OPTION 1 (GUARANTEED VALUES)



                                       Death Benefit
             Premiums        Gross Annual Investment Return of
           Accumulated    ---------------------------------------
          at 5% Interest
  Year       per Year     Gross 0.0%   Gross 6.0%   Gross 12.0%
--------- --------------- ------------ ------------ -------------
  1             1626      250,000      250,000      250,000
  2             3333      250,000      250,000      250,000
  3             5126      250,000      250,000      250,000
  4             7008      250,000      250,000      250,000
  5             8984      250,000      250,000      250,000

  6            11059      250,000      250,000      250,000
  7            13238      250,000      250,000      250,000
  8            15526      250,000      250,000      250,000
  9            17928      250,000      250,000      250,000
 10            20450      250,000      250,000      250,000

 15            35085           0            0       250,000
 20            53762           0            0            0
 25            77600           0            0            0
 30           108023           0            0            0

 20            53762           0            0            0
(Age 65)



                    Total Account Value                    Cash Surrender Value
             Gross Annual Investment Return of      Gross Annual Investment Return of
          --------------------------------------- --------------------------------------
  Year    Gross 0.0%   Gross 6.0%   Gross 12.0%   Gross 0.0%   Gross 6.0%   Gross 12.0%
--------- ------------ ------------ ------------- ------------ ------------ ------------
  1           364          415           467          364          415          467
  2           761          889          1023          761          889         1023
  3          1088         1317          1570         1088         1317         1570
  4          1343         1696          2103         1343         1696         2103
  5          1521         2016          2615         1521         2016         2615

  6          1616         2267          3094         1616         2267         3094
  7          1618         2437          3528         1618         2437         3528
  8          1512         2503          3895         1512         2503         3895
  9          1288         2449          4174         1288         2449         4174
 10           937         2258          4346          937         2258         4346

 15             0            0          2911            0            0         2911
 20             0            0             0            0            0            0
 25             0            0             0            0            0            0
 30             0            0             0            0            0            0

 20             0            0             0            0            0            0
(Age 65)


     Assumes no Policy loan has been made and no supplemental rider benefits have been elected. If premiums are paid more frequently than annually, the Death Benefit could be, and the Total Account Values would be, less than those illustrated. Zeroes indicate Certificate lapses if additional premiums are not paid.

     These investment results are illustrative only and should not be considered a representation of past or future investment results.

     Actual investment results may be more or less than those shown and will depend on a number of factors including the Owner's allocations, and the Funds' rates of return. The Total Account Values for a Certificate would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual years.

                                FLEXIBLE PREMIUM
                 VARIABLE UNIVERSAL LIFE INSURANCE CERTIFICATE
                               UNISEX ISSUE AGE 45
                          $1548.48 ANNUAL BASIC PREMIUM
                            PREFERRED NONSMOKER RISK
                              FACE AMOUNT $250,000
                     DEATH BENEFIT OPTION 1 (CURRENT VALUES)



                                       Death Benefit
             Premiums        Gross Annual Investment Return of
           Accumulated    ---------------------------------------
          at 5% Interest
  Year       per Year     Gross 0.0%   Gross 6.0%   Gross 12.0%
--------- --------------- ------------ ------------ -------------
  1             1626        250,000     250,000       250,000
  2             3333        250,000     250,000       250,000
  3             5126        250,000     250,000       250,000
  4             7008        250,000     250,000       250,000
  5             8984        250,000     250,000       250,000

  6            11059        250,000     250,000       250,000
  7            13238        250,000     250,000       250,000
  8            15526        250,000     250,000       250,000
  9            17928        250,000     250,000       250,000
 10            20450        250,000     250,000       250,000

 15            35085        250,000     250,000       250,000
 20            53762        250,000     250,000       250,000
 25            77600        250,000     250,000       250,000
 30           108023              0     250,000       250,000

 20            53762        250,000     250,000       250,000
(Age 65)



                    Total Account Value                    Cash Surrender Value
             Gross Annual Investment Return of      Gross Annual Investment Return of
          --------------------------------------- --------------------------------------
  Year    Gross 0.0%   Gross 6.0%   Gross 12.0%   Gross 0.0%   Gross 6.0%   Gross 12.0%
--------- ------------ ------------ ------------- ------------ ------------ ------------
  1           670           732           794         670           732          794
  2          1421          1590          1768        1421          1590         1768
  3          2156          2483          2840        2156          2483         2840
  4          2876          3412          4021        2876          3412         4021
  5          3580          4379          5323        3580          4379         5323

  6          4270          5385          6758        4270          5385         6758
  7          4944          6432          8340        4944          6432         8340
  8          5604          7523         10086        5604          7523        10086
  9          6249          8659         12013        6249          8659        12013
 10          6857          9819         14117        6857          9819        14117

 15          8730         15566         27943        8730         15566        27943
 20          7143         19343         47982        7143         19343        47982
 25           767         19215         78482         767         19215        78482
 30             0         10761        127333           0         10761       127333

 20          7143         19343         47982        7143         19343        47982
(Age 65)


     Assumes no Policy loan has been made and no supplemental rider benefits have been elected. If premiums are paid more frequently than annually, the Death Benefit could be, and the Total Account Values would be, less than those illustrated. Zeroes indicate Certificate lapses if additional premiums are not paid.

     These investment results are illustrative only and should not be considered a representation of past or future investment results.

     Actual investment results may be more or less than those shown and will depend on a number of factors including the Owner's allocations, and the Funds' rates of return. The Total Account Values for a Certificate would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual years.

                            VARIABLE LIFE ACCOUNT B
                             FINANCIAL STATEMENTS


                                     Index



 Statement of Assets and Liabilities as of September 30, 1997 (unaudited)  ...............   S-2
 Statements of Operations and Changes in Net Assets for the nine months
   ended September 30, 1997 and September 30, 1996 (unaudited)    ........................   S-4
 Condensed Financial Information for the nine months ended September 30, 1997 (unaudited)    S-5
 Notes to Financial Statements -- September 30, 1997 (unaudited)  ........................   S-8
 Statement of Assets and Liabilities -- December 31, 1996   ..............................   S-12
 Statements of Operations and Changes in Net Assets for the years ended
   December 31, 1996 and 1995    .........................................................   S-14
 Condensed Financial Information for the year ended December 31, 1996   ..................   S-15
 Notes to Financial Statements -- December 31, 1996   ....................................   S-18

Variable Life Account B


Statement of Assets and Liabilities--September 30, 1997 (Unaudited)


ASSETS:
Investments, at net asset value: (Note 1)
 Aetna Variable Fund; 3,196,319 shares (cost $99,508,839)   ........................ $131,027,138
 Aetna Income Shares; 1,442,314 shares (cost $18,506,001)   ........................   18,856,596
 Aetna Variable Encore Fund; 1,141,899 shares (cost $15,002,124)  ..................   15,053,505
 Aetna Investment Advisers Fund, Inc.; 1,269,183 shares (cost $18,194,063) .........   20,942,265
 Aetna Ascent Variable Portfolio; 105,799 shares (cost $1,377,537)   ...............    1,597,706
 Aetna Crossroads Variable Portfolio; 33,041 shares (cost $412,360)  ...............      461,347
 Aetna Legacy Variable Portfolio; 47,758 shares (cost $574,815)   ..................      603,725
 Aetna Variable Index Plus Portfolio; 61,593 shares (cost $852,252)  ...............      875,204
 Alger American Small Capitalization Portfolio; 443,588 shares (cost $19,897,819)      20,697,798
 American Century VP Capital Appreciation Fund; 649,356 shares (cost $6,600,874) ...    7,220,836
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio; 552,358 shares (cost $11,584,391)   .....................   13,146,117
  Growth Portfolio; 134,592 shares (cost $4,465,705)  ..............................    5,033,748
  Overseas Portfolio; 46,329 shares (cost $848,995)   ..............................      953,003
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio; 119,521 shares (cost $1,854,784) ........................    2,107,161
  Contrafund Portfolio; 872,975 shares (cost $15,798,493)   ........................   17,634,099
 Janus Aspen Series:
  Aggressive Growth Portfolio; 500,689 shares (cost $9,126,974)   ..................   10,103,908
  Balanced Portfolio; 373,464 shares (cost $5,583,127)   ...........................    6,434,792
  Growth Portfolio; 545,924 shares (cost $8,679,709)  ..............................   10,225,157
  Short-Term Bond Portfolio; 150,415 shares (cost $1,514,462)  .....................    1,537,242
  Worldwide Growth Portfolio; 876,969 shares (cost $18,447,152)   ..................   21,319,109
 Scudder Variable Life Investment Fund--
  International Portfolio; 943,907 shares (cost $12,021,744)   .....................   14,120,843
                                                                                     -------------
NET ASSETS (cost $270,852,220)   ................................................... $319,951,299
                                                                                     =============
Net assets represented by:
Policyholders' account values: (Notes 1 and 5)
Aetna Variable Fund:
 Policyholders' account values   ................................................... $131,027,138
Aetna Income Shares:
 Policyholders' account values   ...................................................   18,856,596
Aetna Variable Encore Fund:
 Policyholders' account values   ...................................................   15,053,505
Aetna Investment Advisers Fund, Inc.:
 Policyholders' account values   ...................................................   20,942,265
Aetna Ascent Variable Portfolio:
 Policyholders' account values   ...................................................    1,597,706

Variable Life Account B


Statement of Assets and Liabilities--September 30, 1997 (unaudited & continued):


Aetna Crossroads Variable Portfolio:
 Policyholders' account values   .............................. $    461,347
Aetna Legacy Variable Portfolio:
 Policyholders' account values   ..............................      603,725
Aetna Variable Index Plus Portfolio:
 Policyholders' account values   ..............................      875,204
Alger American Small Capitalization Portfolio:
 Policyholders' account values   ..............................   20,697,798
American Century VP Capital Appreciation Fund:
 Policyholders' account values   ..............................    7,220,836
Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
 Policyholders' account values   ..............................   13,146,117
 Growth Portfolio:
 Policyholders' account values   ..............................    5,033,748
 Overseas Portfolio:
 Policyholders' account values   ..............................      953,003
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:
 Policyholders' account values   ..............................    2,107,161
 Contrafund Portfolio:
 Policyholders' account values   ..............................   17,634,099
Janus Aspen Series:
 Aggressive Growth Portfolio:
 Policyholders' account values   ..............................   10,103,908
 Balanced Portfolio:
 Policyholders' account values   ..............................    6,434,792
 Growth Portfolio:
 Policyholders' account values   ..............................   10,225,157
 Short-Term Bond Portfolio:
 Policyholders' account values   ..............................    1,537,242
 Worldwide Growth Portfolio:
 Policyholders' account values   ..............................   21,319,109
Scudder Variable Life Investment Fund--International Portfolio:
 Policyholders' account values   ..............................   14,120,843
                                                                -------------
                                                                $319,951,299
                                                                =============

See Notes to Financial Statements

Variable Life Account B


Statements of Operations and Changes in Net Assets


                                                                       Nine Months Ended    Nine Months Ended
                                                                      September 30, 1997   September 30, 1996
                                                                         (Unaudited)          (Unaudited)
                                                                      -------------------- -------------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends  .........................................................    $  11,181,934       $   3,885,187
Expenses: (Notes 2 and 5)
 Valuation Period Deductions  .......................................       (1,872,259)         (1,080,847)
                                                                         -------------       -------------
Net investment income   .............................................        9,309,675           2,804,340
                                                                         -------------       -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales    .............................................      139,757,147          20,651,970
 Cost of investments sold  ..........................................      128,709,226          18,373,466
                                                                         -------------       -------------
  Net realized gain (loss)    .......................................       11,047,921           2,278,504
Net unrealized gain (loss) on investments: (Note 5)   ...............
 Beginning of period    .............................................       14,132,669           4,391,574
 End of period    ...................................................       49,099,079          15,114,855
                                                                         -------------       -------------
  Net change in unrealized gain (loss)    ...........................       34,966,410          10,723,281
                                                                         -------------       -------------
Net realized and unrealized gain (loss) on investments   ............       46,014,331          13,001,785
                                                                         -------------       -------------
Net increase (decrease) in net assets resulting from operations   ...       55,324,006          15,806,125
                                                                         -------------       -------------
FROM UNIT TRANSACTIONS:
Variable life premium payments   ....................................       84,887,351          79,490,652
Sales and administrative charges deducted by the Company    .........       (2,894,734)         (2,425,262)
Premiums allocated to the fixed account   ...........................       (2,076,993)         (2,340,043)
                                                                         -------------       -------------
 Net premiums allocated to the variable account    ..................       79,915,624          74,725,347
Transfers to the Company for monthly deductions    ..................      (15,533,434)        (11,102,414)
Redemptions by contract holders  ....................................      (20,908,061)         (2,903,147)
Transfers on account of policy loans   ..............................       (2,096,102)         (3,395,109)
Other    ............................................................           75,383             (10,234)
                                                                         -------------       -------------
 Net increase in net assets from unit transactions (Note 5)    ......       41,453,410          57,314,443
                                                                         -------------       -------------
Change in net assets    .............................................       96,777,416          73,120,568
NET ASSETS:
Beginning of period  ................................................      223,173,883         126,515,779
                                                                         -------------       -------------
End of period  ......................................................    $ 319,951,299       $ 199,636,347
                                                                         =============       =============

See Notes to Financial Statements

Variable Life Account B


Condensed Financial Information--Nine Months Ended September 30, 1997
(Unaudited)


                                                 Value              Increase
                                               Per Unit            (Decrease)
                                                                   in Value of          Reserves
                                        Beginning      End of     Accumulation           at End
                                        of Period      Period         Unit              of Period
                                        -----------   ---------   ------------------   ------------
Aetna Variable Fund:
 Aetna Vest  ........................     $34.932     $45.812           31.15%         $65,467,133
 Aetna Vest II  .....................      19.507      25.577           31.12%          20,668,426
 Aetna Vest Plus   ..................      16.389      21.489           31.12%          35,633,026
 Aetna Vest Estate Protector   ......      11.675      15.326           31.27%             886,387
 Corporate Specialty Market    ......      14.805      19.413           31.12%           8,372,166
Aetna Income Shares:
 Aetna Vest  ........................     $21.850     $23.082            5.64%           5,989,256
 Aetna Vest II  .....................      14.691      15.519            5.64%             975,075
 Aetna Vest Plus   ..................      11.764      12.427            5.64%           2,046,769
 Aetna Vest Estate Protector   ......      10.452      11.054            5.76%             214,179
 Corporate Specialty Market    ......      11.354      11.995            5.64%           9,631,317
Aetna Variable Encore Fund:
 Aetna Vest  ........................     $16.577     $17.118            3.27%           2,564,616
 Aetna Vest II  .....................      12.117      12.513            3.27%             158,376
 Aetna Vest Plus   ..................      11.388      11.760            3.27%           5,977,410
 Aetna Vest Estate Protector   ......      10.333      10.683            3.38%             169,449
 Corporate Specialty Market    ......      10.895      11.251            3.27%           6,183,654
Aetna Investment Advisers Fund, Inc.:
 Aetna Vest  ........................     $17.547     $20.914           19.19%           2,262,647
 Aetna Vest II  .....................      17.742      21.143           19.16%           4,931,529
 Aetna Vest Plus   ..................      14.880      17.731           19.16%           7,889,770
 Aetna Vest Estate Protector   ......      11.340      13.314           17.41% (1)         126,662
 Corporate Specialty Market    ......      12.954      15.436           19.16%           5,731,657
Aetna Ascent Variable Portfolio:
 Aetna Vest  ........................     $11.828     $14.221           20.23%             296,098
 Aetna Vest II  .....................      11.828      14.212           20.16%             138,916
 Aetna Vest Plus   ..................      11.828      14.212           20.16%           1,119,184
 Aetna Vest Estate Protector   ......      11.886      14.245           19.85% (2)          43,508
Aetna Crossroads Variable Portfolio:
 Aetna Vest  ........................     $11.474     $13.446           17.19%              68,703
 Aetna Vest II  .....................      11.544      13.438           16.41% (1)          29,300
 Aetna Vest Plus   ..................      11.474      13.438           17.12%             361,206
 Aetna Vest Estate Protector   ......      11.487      13.468           17.25%               2,138
Aetna Legacy Variable Portfolio:
 Aetna Vest II  .....................     $11.263     $12.576           11.66% (2)          11,119
 Aetna Vest Plus   ..................      11.118      12.576           13.11%             561,269
 Aetna Vest Estate Protector   ......      11.344      12.604           11.11% (3)          31,337
Aetna Variable Index Plus Portfolio:
 Aetna Vest  ........................     $12.017     $12.762            6.20% (4)          94,956
 Aetna Vest II  .....................      11.345      12.762           12.49% (4)          76,612
 Aetna Vest Plus   ..................      11.172      12.762           14.23% (3)         409,202
 Aetna Vest Estate Protector   ......      12.371      12.778            3.29% (5)          77,859
 Corporate Specialty Market    ......      12.785      12.762           (0.18%)(6)         216,575

Variable Life Account B


Condensed Financial Information--Nine Months Ended September 30, 1997 (unaudited & continued)

                                                                    Increase
                                            Value Per Unit         (Decrease)
                                                                   in Value of      Reserves
                                        Beginning      End of     Accumulation       at End
                                        of Period      Period         Unit          of Period
                                        -----------   ---------   --------------   -----------
Alger American Small
 Capitalization Portfolio:
 Aetna Vest  ........................     $16.051     $18.926         17.92%        1,479,421
 Aetna Vest II  .....................      16.052      18.928         17.92%          664,375
 Aetna Vest Plus   ..................      16.043      18.918         17.92%       10,299,964
 Aetna Vest Estate Protector   ......       9.982      11.783         18.05%          553,593
 Corporate Specialty Market    ......      13.201      15.566         17.92%        7,700,445
American Century VP Capital
 Appreciation Fund:
 Aetna Vest  ........................     $12.534     $13.826         10.31%          881,640
 Aetna Vest II  .....................      12.590      13.888         10.31%          294,690
 Aetna Vest Plus   ..................      12.419      13.698         10.31%        4,592,275
 Aetna Vest Estate Protector   ......       9.511      10.503         10.43%          100,399
 Corporate Specialty Market    ......      11.358      12.528         10.31%        1,351,832
Fidelity Investments Variable
 Insurance Products Fund:
Equity-Income Portfolio:
 Aetna Vest  ........................     $10.871     $13.549         24.64%          169,511
 Aetna Vest II  .....................      10.871      13.549         24.64%           67,118
 Aetna Vest Plus   ..................      10.871      13.549         24.64%        4,134,876
 Aetna Vest Estate Protector   ......      10.883      13.580         24.78%          585,334
 Corporate Specialty Market    ......      12.512      15.594         24.64%        8,189,278
Fidelity Investments Variable
 Insurance Products Fund:
Growth Portfolio:
 Corporate Specialty Market    ......     $11.255     $13.906         23.55%        5,033,748
Overseas Portfolio:
 Corporate Specialty Market    ......     $11.241     $13.335         18.62%          953,003
Fidelity Investments Variable
 Insurance Products Fund II:
Asset Manager Portfolio:
 Corporate Specialty Market    ......     $12.022     $14.093         17.23%        2,107,161
Contrafund Portfolio:
 Aetna Vest  ........................     $11.525     $14.386         24.82%          481,708
 Aetna Vest II  .....................      11.525      14.386         24.82%          106,699
 Aetna Vest Plus   ..................      11.525      14.386         24.82%        3,455,189
 Aetna Vest Estate Protector   ......      11.538      14.419         24.96%          520,560
 Corporate Specialty Market    ......      12.396      15.474         24.83%       13,069,943
Janus Aspen Series:
Aggressive Growth Portfolio:
 Aetna Vest  ........................     $16.153     $17.738          9.81%          905,943
 Aetna Vest II  .....................      16.153      17.738          9.81%          531,805
 Aetna Vest Plus   ..................      16.153      17.738          9.81%        5,523,172
 Aetna Vest Estate Protector   ......       9.797      10.770          9.93%          627,618
 Corporate Specialty Market    ......      12.120      13.309          9.81%        2,515,370

Variable Life Account B


Condensed Financial Information--Nine Months Ended September 30, 1997
   (unaudited & continued):

                                                                    Increase
                                            Value Per Unit         (Decrease)
                                                                   in Value of         Reserves
                                        Beginning      End of     Accumulation          at End
                                        of Period      Period         Unit             of Period
                                        -----------   ---------   -----------------   -----------
Balanced Portfolio:
 Aetna Vest  ........................     $13.966     $16.550          18.50%            126,696
 Aetna Vest II  .....................      14.075      16.679          18.50%            166,787
 Aetna Vest Plus   ..................      13.960      16.542          18.50%          3,046,452
 Aetna Vest Estate Protector   ......      11.101      13.169          18.63%            110,546
 Corporate Specialty Market    ......      12.242      14.507          18.50%          2,984,311
Growth Portfolio:
 Aetna Vest  ........................     $14.898     $18.346          23.14%            684,594
 Aetna Vest II  .....................      14.884      18.326          23.14%          1,143,611
 Aetna Vest Plus   ..................      14.863      18.303          23.14%          6,587,329
 Aetna Vest Estate Protector   ......      10.857      13.385          23.28%            492,886
 Corporate Specialty Market    ......      12.232      15.063          23.14%          1,316,737
Short-Term Bond Portfolio:
 Aetna Vest  ........................     $11.289     $11.772           4.27%              7,426
 Aetna Vest II  .....................      11.277      11.759           4.27%              1,534
 Aetna Vest Plus   ..................      11.247      11.727           4.27%            529,601
 Aetna Vest Estate Protector   ......      10.389      10.818           4.13% (1)          9,958
 Corporate Specialty Market    ......      10.468      10.916           4.27%            988,724
Worldwide Growth Portfolio:
 Aetna Vest  ........................     $16.364     $20.576          25.74%          2,234,729
 Aetna Vest II  .....................      16.368      20.582          25.74%          1,184,713
 Aetna Vest Plus   ..................      16.348      20.556          25.74%         10,139,649
 Aetna Vest Estate Protector   ......      11.811      14.868          25.88%            648,134
 Corporate Specialty Market    ......      13.459      16.924          25.74%          7,111,884
Scudder Variable Life Investment
 Fund--International Portfolio:
 Aetna Vest  ........................     $14.543     $16.692          14.78%          2,307,215
 Aetna Vest II  .....................      14.453      16.589          14.78%            746,333
 Aetna Vest Plus   ..................      14.373      16.496          14.78%          6,951,136
 Aetna Vest Estate Protector   ......      10.898      12.522          14.90%            201,188
 Corporate Specialty Market    ......      12.043      13.823          14.78%          3,914,970

Notes to Condensed Financial Information:

   (1)--Reflects less than a full year of performance activity. Funds were first received in this option during January 1997.
   (2)--Reflects less than a full year of performance activity. Funds were first received in this option during February 1997.
   (3)--Reflects less than a full year of performance activity. Funds were first received in this option during May 1997.
   (4)--Reflects less than a full year of performance activity. Funds were first received in this option during June 1997.
   (5)--Reflects less than a full year of performance activity. Funds were first received in this option during July 1997.
   (6)--Reflects less than a full year of performance activity. Funds were first received in this option during August 1997.

Variable Life Account B


Notes to Financial Statements--September 30, 1997 (Unaudited):


1. Summary of Significant Accounting Policies

   Variable Life Account B ("Account") is a separate account established by Aetna Life Insurance and Annuity Company and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable life insurance product contracts as defined under the Internal Revenue Code of 1986, as amended.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

   a. Valuation of Investments

   Investments in the following Funds are stated at the closing net asset value per share as determined by each fund on September 30, 1997:

   Aetna Variable Fund                      Janus Aspen Series:
   Aetna Income Shares                      [bullet] Aggressive Growth Portfolio
   Aetna Variable Encore Fund               [bullet] Balanced Portfolio
   Aetna Investment Advisers Fund, Inc.     [bullet] Growth Portfolio
   Aetna Ascent Variable Portfolio          [bullet] Short-Term Bond Portfolio
   Aetna Crossroads Variable Portfolio      [bullet] Worldwide Growth Portfolio
   Aetna Legacy Variable Portfolio          Scudder Variable Life Investment
   Aetna Variable Index Plus Portfolio        Fund--International Portfolio
   Alger American Small
     Capitalization Portfolio
   American Century VP Capital
     Appreciation Fund
   Fidelity Investments Variable Insurance Products Fund:
   [bullet] Equity-Income Portfolio
   [bullet] Growth Portfolio
   [bullet] Overseas Portfolio
   Fidelity Investments Variable Insurance Products Fund II:
   [bullet] Asset Manager Portfolio
   [bullet] Contrafund Portfolio

   b. Other

   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. Federal Income Taxes

   The operations of the Account form a part of, and are taxed with, the total operations of Aetna Life Insurance and Annuity Company ("Company") which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.


2. Valuation Period Deductions

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the policies and are paid to the Company.

Variable Life Account B


Notes to Financial Statements--September 30, 1997 (unaudited & continued):


3. Dividend Income

   On an annual basis the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions paid to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
   (loss) on investments in the Statements of Operations and Changes in Net Assets.


4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments other than short-term investments for the nine month periods ended September 30, 1997 and September 30, 1996 aggregated $190,520,232 and $139,757,147 and
   $80,774,933 and $20,651,970, respectively.

Variable Life Account B


Notes to Financial Statements--September 30, 1997 (unaudited & continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets--Nine Months Ended September 30, 1997

                                                       Valuation         Proceeds       Cost of          Net
                                                         Period            from        Invesments     Realized
                                         Dividends     Deductions         Sales           Sold       Gain (Loss)
                                        ------------- ---------------- -------------- -------------- ------------
Aetna Variable Fund:
 PolicyHolders' account values   ...... $ 4,806,166    $   (759,765)   $  7,628,880   $  5,575,341    $ 2,053,539
Aetna Income Shares:
 PolicyHolders' account values   ......     371,054         (97,068)      1,779,972      1,823,228        (43,256)
Aetna Variable Encore Fund:
 PolicyHolders' account values   ......     372,968        (100,707)     43,104,359     42,850,706        253,653
Aetna Investment Advisers Fund, Inc.:
 PolicyHolders' account values   ......   1,720,435        (127,224)      1,636,280      1,316,961        319,319
Aetna Ascent Variable Portfolio:
 PolicyHolders' account values   ......      13,550          (7,125)        779,440        770,289          9,151
Aetna Crossroads Variable Portfolio:
 PolicyHolders' account values   ......       4,060          (1,903)        181,294        178,792          2,502
Aetna Legacy Variable Portfolio:
 PolicyHolders' account values   ......       7,636          (2,023)        216,181        198,502         17,679
Aetna Variable Index Plus Portfolio:
 PolicyHolders' account values   ......           0          (1,350)          2,893          2,642            251
Alger American Small Capitalization
 Portfolio:
 PolicyHolders' account values   ......     576,583         (97,515)     27,120,190     25,868,551      1,251,639
American Century VP Capital
 Appreciation Fund:
 PolicyHolders' account values   ......     132,455         (45,867)      3,235,827      3,442,376       (206,549)
Fidelity Investments Variable Insurance
 Products Fund:
Equity-Income Portfolio:
 PolicyHolders' account values   ......   1,485,715        (123,125)     11,734,663      9,571,434      2,163,229
Growth Portfolio:
 PolicyHolders' account values   ......     192,233         (39,162)      6,082,672      5,284,973        797,699
Overseas Portfolio:
 PolicyHolders' account values   ......      46,706          (4,712)         46,070         41,030          5,040
Fidelity Investments Variable Insurance
 Products Fund II:
Asset Manager Portfolio:
 PolicyHolders' account values   ......     175,953         (12,238)         96,650         91,251          5,399
Contrafund Portfolio:
 PolicyHolders' account values   ......     235,708         (63,309)      4,141,445      3,321,787        819,658
Janus Aspen Series:
Aggressive Growth Portfolio:
 PolicyHolders' account values   ......           0         (67,528)     15,604,169     15,153,080        451,089
Balanced Portfolio:
 PolicyHolders' account values   ......     123,266         (34,252)        982,085        824,394        157,691
Growth Portfolio:
 PolicyHolders' account values   ......     277,232         (61,963)      3,109,251      2,424,122        685,129
Short-Term Bond Portfolio:
 PolicyHolders' account values   ......     101,542         (28,323)      3,489,096      3,386,095        103,001
Worldwide Growth Portfolio:
 PolicyHolders' account values   ......     274,427        (109,951)      5,994,187      4,447,419      1,546,768
Scudder Variable Life Investment Fund--
 International Portfolio:
PolicyHolders' account values    ......     264,245         (87,149)      2,791,543      2,136,253        655,290
                                        ------------   ------------    -------------  -------------   -----------
Total Variable Life Account B    ...... $11,181,934    $ (1,872,259)   $139,757,147   $128,709,226    $11,047,921
                                        ============   ============    =============  =============   ===========

                                                 Net Increase
       Net Unrealized               Net         (Decrease) In
         Gain (Loss)             Change in       Net Assets                Net Assets
 Beginning          End          Unrealized       from Unit       Beginning           End
 of Period       of Period      Gain (Loss)      Transactions     of Period        of Period
-------------   -------------   -------------   --------------   --------------   -------------
 $ 7,294,643    $31,518,299      $24,223,656    $ 7,831,916      $ 92,871,626     $131,027,138
    (190,180)       350,595          540,775      4,905,304        13,179,787       18,856,596
     106,394         51,381          (55,013)     5,490,419         9,092,185       15,053,505
   1,383,931      2,748,202        1,364,271      1,873,923        15,791,541       20,942,265
      15,645        220,169          204,524        832,228           545,378        1,597,706
        (191)        48,987           49,178        283,818           123,692          461,347
          20         28,909           28,889        537,581            13,963          603,725
           0         22,952           22,952        853,351                 0          875,204
     172,057        799,979          627,922      5,253,086        13,086,083       20,697,798
    (146,911)       619,963          766,874         91,398         6,482,525        7,220,836
   1,096,283      1,561,726          465,443     (4,155,358)       13,310,213       13,146,117
     294,867        568,043          273,176     (1,242,727)        5,052,529        5,033,748
      37,941        104,008           66,067        307,575           532,327          953,003
     134,978        252,377          117,399        410,462         1,410,186        2,107,161
     730,883      1,835,606        1,104,723      8,625,629         6,911,690       17,634,099
     249,074        976,934          727,860       (670,440)        9,662,927       10,103,908
     243,163        851,665          608,502      2,005,240         3,574,345        6,434,792
     566,478      1,545,448          978,970      1,171,142         7,174,647       10,225,157
      26,773         22,780           (3,993)    (2,462,833)        3,827,848        1,537,242
     872,277      2,871,957        1,999,680      7,693,049         9,915,136       21,319,109
   1,244,544      2,099,099          854,555      1,818,647        10,615,255       14,120,843
 -----------    ------------     -----------    ------------     -------------    -------------
 $14,132,669    $49,099,079      $34,966,410    $41,453,410      $223,173,883     $319,951,299
 ===========    ============     ===========    ============     =============    =============

Variable Life Account B

Statement of Assets and Liabilities--December 31, 1996



ASSETS:
Investments, at net asset value: (Note 1)
 Aetna Variable Fund; 2,867,163 shares (cost $85,576,983)  ........................ $ 92,871,626
 Aetna Income Shares; 1,044,098 shares (cost $13,369,967)  ........................   13,179,787
 Aetna Variable Encore Fund; 689,138 shares (cost $8,985,791) .....................    9,092,185
 Aetna Investment Advisers Fund, Inc.; 1,044,556 shares (cost $14,407,610).........   15,791,541
 Aetna Ascent Variable Portfolio; 43,217 shares (cost $529,733)  ..................      545,378
 Aetna Crossroads Variable Portfolio; 10,326 shares (cost $123,882) ...............      123,692
 Aetna Legacy Variable Portfolio; 1,241 shares (cost $13,943) .....................       13,963
 Alger American Small Capitalization Portfolio; 319,875 shares (cost $12,914,026)     13,086,083
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio; 632,915 shares (cost $12,213,929)  .....................   13,310,213
  Growth Portfolio; 162,252 shares (cost $4,757,662) ..............................    5,052,529
  Overseas Portfolio; 28,255 shares (cost $494,386)  ..............................      532,327
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio; 83,295 shares (cost $1,275,209) ........................    1,410,186
  Contrafund Portfolio; 417,373 shares (cost $6,180,807)...........................    6,911,690
 Janus Aspen Series:
  Aggressive Growth Portfolio; 529,766 shares (cost $9,413,853)  ..................    9,662,927
  Balanced Portfolio; 242,000 shares (cost $3,331,182)  ...........................    3,574,345
  Growth Portfolio; 462,582 shares (cost $6,608,169) ..............................    7,174,647
  Short-Term Bond Portfolio; 383,937 shares (cost $3,801,075) .....................    3,827,848
  Worldwide Growth Portfolio; 510,038 shares (cost $9,042,860).....................    9,915,136
 Scudder Variable Life Investment Fund--
  International Portfolio; 801,151 shares (cost $9,370,711)........................   10,615,255
 TCI Portfolios, Inc.--Growth Fund; 633,059 shares (cost $6,629,436)...............    6,482,525
                                                                                    -------------
NET ASSETS (cost $209,041,214)  ................................................... $223,173,883
                                                                                    =============
Net assets represented by:
Policyholders' account values: (Notes 1 and 5)
Aetna Variable Fund:
 Policyholders' account values  ................................................... $ 92,871,626
Aetna Income Shares:
 Policyholders' account values  ...................................................   13,179,787
Aetna Variable Encore Fund:
 Policyholders' account values  ...................................................    9,092,185
Aetna Investment Advisers Fund, Inc.:
 Policyholders' account values  ...................................................   15,791,541
Aetna Ascent Variable Portfolio:
 Policyholders' account values  ...................................................      545,378
Aetna Crossroads Variable Portfolio:
 Policyholders' account values  ...................................................      123,692

See Notes to Financial Statements

Variable Life Account B

Aetna Legacy Variable Portfolio:
 Policyholders' account values   .............................. $     13,963
Alger American Small Capitalization Portfolio:
 Policyholders' account values   ..............................   13,086,083
Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
 Policyholders' account values   ..............................   13,310,213
 Growth Portfolio:
 Policyholders' account values   ..............................    5,052,529
 Overseas Portfolio:
 Policyholders' account values   ..............................      532,327
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:
 Policyholders' account values   ..............................    1,410,186
 Contrafund Portfolio:
 Policyholders' account values   ..............................    6,911,690
Janus Aspen Series:
 Aggressive Growth Portfolio:
 Policyholders' account values   ..............................    9,662,927
 Balanced Portfolio:
 Policyholders' account values   ..............................    3,574,345
 Growth Portfolio:
 Policyholders' account values   ..............................    7,174,647
 Short-Term Bond Portfolio:
 Policyholders' account values   ..............................    3,827,848
 Worldwide Growth Portfolio:
 Policyholders' account values   ..............................    9,915,136
Scudder Variable Life Investment Fund--International Portfolio:
 Policyholders' account values   ..............................   10,615,255
TCI Portfolios, Inc.--Growth Fund:
 Policyholders' account values   ..............................    6,482,525
                                                                -------------
                                                                $223,173,883
                                                                =============

See Notes to Financial Statements

Variable Life Account B

Statements of Operations and Changes in Net Assets



                                                                           Year ended December 31,
                                                                      ---------------------------------
                                                                          1996              1995
                                                                      ---------------   ---------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends   ......................................................   $ 13,813,478      $ 12,965,237
Expenses: (Notes 2 and 5)
 Valuation Period Deductions   ....................................     (1,905,137)       (1,149,801)
                                                                      -------------     -------------
Net investment income .............................................     11,908,341        11,815,436
                                                                      -------------     -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales  .............................................     29,656,908        28,828,178
 Cost of investments sold   .......................................     26,434,292        25,993,679
                                                                      -------------     -------------
  Net realized gain   .............................................      3,222,616         2,834,499
                                                                      -------------     -------------
Net unrealized gain (loss) on investments: (Note 5)
 Beginning of year ................................................      4,391,574        (4,407,131)
 End of year ......................................................     14,132,669         4,391,574
                                                                      -------------     -------------
  Net change in unrealized gain   .................................      9,741,095         8,798,705
                                                                      -------------     -------------
Net realized and unrealized gain on investments  ..................     12,963,711        11,633,204
                                                                      -------------     -------------
Net increase in net assets resulting from operations   ............     24,872,052        23,448,640
                                                                      -------------     -------------
FROM UNIT TRANSACTIONS:
Variable life premium payments ....................................    101,416,302        44,310,537
Sales and administrative charges deducted by the Company  .........     (3,032,151)       (1,381,985)
Premiums allocated to the fixed account ...........................     (3,127,437)       (3,260,098)
                                                                      -------------     -------------
 Net premiums allocated to the variable account  ..................     95,256,714        39,668,454
Transfers to the Company for monthly deductions  ..................    (15,491,673)      (11,297,188)
Redemptions by contract holders   .................................     (4,154,465)       (3,238,332)
Transfers on account of policy loans ..............................     (3,783,533)       (2,076,373)
Other  ............................................................        (40,991)           41,863
                                                                      -------------     -------------
 Net increase in net assets from unit transactions (Note 5)  ......     71,786,052        23,098,424
                                                                      -------------     -------------
Change in net assets  .............................................     96,658,104        46,547,064
NET ASSETS:
Beginning of year  ................................................    126,515,779        79,968,715
                                                                      -------------     -------------
End of year  ......................................................   $223,173,883      $126,515,779
                                                                      =============     =============

See Notes to Financial Statements

Variable Life Account B

Condensed Financial Information--Year Ended December 31, 1996



                                              Value
                                            Per Unit        Increase (Decrease)      Units
                                                                in Value of       Outstanding           Reserves
                                      Beginning    End of      Accumulation         at End               at End
                                       of Year     Year            Unit             of Year             of Year
                                      ----------- --------- --------------------- ------------- -------------------------
Aetna Variable Fund:
 Aetna Vest  ........................   $28.351   $34.932           23.21%        1,517,474.5         $53,008,643
 Aetna Vest II  .....................    15.831    19.507           23.21%          794,275.5          15,493,624
 Aetna Vest Plus   ..................    13.301    16.389           23.21%        1,323,444.4          21,689,765
 Aetna Vest Estate Protector   ......    10.000    11.675           16.75%(2)        11,748.7             137,170
 Corporate Specialty Market .........    12.016    14.805           23.21%          171,723.7           2,542,424
Aetna Income Shares:
 Aetna Vest  ........................   $21.305   $21.850            2.56%          279,436.3         $ 6,105,721
 Aetna Vest II  .....................    14.324    14.691            2.56%           67,932.7             997,974
 Aetna Vest Plus   ..................    11.470    11.764            2.56%          132,814.7           1,562,403
 Aetna Vest Estate Protector   ......    10.000    10.452            4.52%(2)            17.0                 177
 Corporate Specialty Market .........    11.071    11.354            2.56%          397,512.3           4,513,512
Aetna Variable Encore Fund:
 Aetna Vest  ........................   $15.891   $16.577            4.32%          165,067.7         $ 2,736,269
 Aetna Vest II  .....................    11.616    12.117            4.32%           17,257.4             209,105
 Aetna Vest Plus   ..................    10.917    11.388            4.32%          277,635.4           3,161,633
 Aetna Vest Estate Protector   ......    10.000    10.333            3.33%(2)        55,176.3             570,162
 Corporate Specialty Market .........    10.444    10.895            4.32%          221,672.3           2,415,016
Aetna Investment Advisers Fund, Inc.:
 Aetna Vest  ........................   $15.390   $17.547           14.02%          106,202.5         $ 1,863,538
 Aetna Vest II  .....................    15.561    17.742           14.02%          228,951.9           4,062,177
 Aetna Vest Plus   ..................    13.050    14.880           14.02%          393,635.7           5,857,138
 Corporate Specialty Market .........    11.361    12.954           14.02%          309,462.5           4,008,688
Aetna Ascent Variable Portfolio:
 Aetna Vest  ........................   $10.000   $11.828           18.28%(2)         3,460.3         $    40,930
 Aetna Vest II  .....................    10.000    11.828           18.28%(2)         2,054.0              24,295
 Aetna Vest Plus   ..................    10.000    11.828           18.28%(2)        40,593.4             480,153
Aetna Crossroads Variable Portfolio:
 Aetna Vest  ........................   $10.000   $11.474           14.74%(2)            99.8         $     1,145
 Aetna Vest Plus   ..................    10.000    11.474           14.74%(2)        10,665.0             122,368
 Aetna Vest Estate Protector   ......    10.000    11.487           14.87%(2)            15.6                 179
Aetna Legacy Variable Portfolio:
 Aetna Vest Plus   ..................   $10.000   $11.118           11.18%(2)         1,255.9         $    13,963
Alger American Small
 Capitalization Portfolio:
 Aetna Vest  ........................   $15.562   $16.051            3.14%           77,047.6         $ 1,236,667
 Aetna Vest II  .....................    15.563    16.052            3.14%           52,282.1             839,239
 Aetna Vest Plus   ..................    15.555    16.043            3.14%          381,746.1           6,124,522
 Aetna Vest Estate Protector   ......    10.000     9.982           (0.18%)(2)       21,147.3             211,085
 Corporate Specialty Market .........    12.799    13.201            3.14%          354,114.8           4,674,570

Variable Life Account B

                                                Value
                                              Per Unit           Increase (Decrease)        Units
                                                                     in Value of         Outstanding            Reserves
                                       Beginning      End of        Accumulation           at End                at End
                                        of Year       Year              Unit               of Year              of Year
                                       -----------   ---------   ---------------------   -------------   -----------------------
Fidelity Investments Variable
 Insurance Products Fund:
Equity-Income Portfolio:
 Aetna Vest ........................     $10.000     $10.871              8.71%(2)           6,532.8         $     71,015
 Aetna Vest II .....................      10.000      10.871              8.71%(2)           2,200.1               23,916
 Aetna Vest Plus  ..................      10.000      10.871              8.71%(2)         118,798.4            1,291,404
 Aetna Vest Estate Protector  ......      10.000      10.883              8.83%(2)          10,991.4              119,619
 Corporate Specialty Market   ......      11.058      12.512             13.14%            943,466.6           11,804,259
Growth Portfolio:
 Corporate Specialty Market   ......     $ 9.911     $11.255             13.56%            448,921.8         $  5,052,529
Overseas Portfolio:
 Corporate Specialty Market   ......     $10.029     $11.241             12.09%             47,354.8         $    532,327
Fidelity Investments Variable
 Insurance Products Fund II:
Asset Manager Portfolio:
 Corporate Specialty Market   ......     $10.596     $12.022             13.46%            117,298.4         $  1,410,186
Contrafund Portfolio:
 Aetna Vest ........................     $10.000     $11.525             15.25%(2)          17,996.4         $    207,415
 Aetna Vest II .....................      10.000      11.525             15.25%(2)           3,659.1               42,173
 Aetna Vest Plus  ..................      10.000      11.525             15.25%(2)          80,966.3              933,168
 Aetna Vest Estate Protector  ......      10.000      11.538             15.38%(2)          10,537.3              121,585
 Corporate Specialty Market   ......      10.322      12.396             20.10%            452,333.3            5,607,349
Janus Aspen Series:
Aggressive Growth Portfolio:
 Aetna Vest ........................     $15.114     $16.153              6.87%             55,921.6         $    903,288
 Aetna Vest II .....................      15.114      16.153              6.87%             35,775.8              577,877
 Aetna Vest Plus  ..................      15.114      16.153              6.87%            221,641.2            3,580,130
 Aetna Vest Estate Protector  ......      10.000       9.797             (2.03%)(2)         15,306.0              149,948
 Corporate Specialty Market   ......      11.340      12.120              6.87%            367,315.7            4,451,684
Balanced Portfolio:
 Aetna Vest ........................     $12.142     $13.966             15.02%              6,502.2         $     90,808
 Aetna Vest II .....................      12.237      14.075             15.02%              4,206.4               59,204
 Aetna Vest Plus  ..................      12.136      13.960             15.02%            124,211.8            1,733,938
 Aetna Vest Estate Protector  ......      10.000      11.101             11.01%(2)           3,134.9               34,800
 Corporate Specialty Market   ......      10.643      12.242             15.02%            135,240.2            1,655,595
Growth Portfolio:
 Aetna Vest ........................     $12.704     $14.898             17.27%             30,969.1         $    461,370
 Aetna Vest II .....................      12.692      14.884             17.27%             65,830.7              979,838
 Aetna Vest Plus  ..................      12.674      14.863             17.27%            234,144.3            3,480,132
 Aetna Vest Estate Protector  ......      10.000      10.857              8.57%(2)           1,608.1               17,459
 Corporate Specialty Market   ......      10.430      12.232             17.27%            182,790.8            2,235,848

Variable Life Account B

                                                Value
                                              Per Unit           Increase (Decrease)        Units
                                                                     in Value of         Outstanding           Reserves
                                       Beginning      End of        Accumulation           at End               at End
                                        of Year       Year              Unit               of Year             of Year
                                       -----------   ---------   ---------------------   -------------   ---------------------
Short-Term Bond Portfolio:
 Aetna Vest ........................     $10.967     $11.289              2.94%                595.3        $      6,721
 Aetna Vest II .....................      10.955      11.277              2.94%                751.0               8,469
 Aetna Vest Plus  ..................      10.925      11.247              2.94%             17,621.2             198,177
 Corporate Specialty Market   ......      10.094      10.468              3.71%(1)         345,277.1           3,614,481
Worldwide Growth Portfolio:
 Aetna Vest ........................     $12.809     $16.364             27.75%             75,637.0        $  1,237,686
 Aetna Vest II .....................      12.813      16.368             27.75%             50,270.3             822,823
 Aetna Vest Plus  ..................      12.797      16.348             27.75%            279,744.3           4,573,155
 Aetna Vest Estate Protector  ......      10.000      11.811             18.11%(2)          10,429.7             123,180
 Corporate Specialty Market   ......      10.964      13.459             22.76%(3)         234,655.4           3,158,292
Scudder Variable Life Investment
 Fund--International Portfolio:
 Aetna Vest ........................     $12.798     $14.543             13.63%            164,419.0        $  2,391,112
 Aetna Vest II .....................      12.719      14.453             13.63%             48,351.0             698,823
 Aetna Vest Plus  ..................      12.648      14.373             13.63%            360,050.5           5,174,856
 Aetna Vest Estate Protector  ......      10.000      10.898              8.98%(2)           4,363.0              47,548
 Corporate Specialty Market   ......      10.598      12.043             13.63%            191,221.6           2,302,916
TCI Portfolios, Inc.--Growth Fund:
 Aetna Vest ........................     $13.248     $12.534             (5.39%)            84,078.3        $  1,053,865
 Aetna Vest II .....................      13.307      12.590             (5.39%)            29,273.6             368,568
 Aetna Vest Plus  ..................      13.126      12.419             (5.39%)           361,778.0           4,492,803
 Aetna Vest Estate Protector  ......      10.000       9.511             (4.89%)(2)             29.2                 278
 Corporate Specialty Market   ......      12.005      11.358             (5.39%)            49,922.3             567,011

Notes to Condensed Financial Information:

(1)--Reflects less than a full year of performance activity. Funds were first received in this option during February 1996.
(2)--Available for investment less than 1 year, contract commenced operations during March 1996.
(3)--Reflects less than a full year of performance activity. Funds were first received in this option during March 1996.



See Notes to Financial Statements

Variable Life Account B

Notes to Financial Statements--December 31, 1996


1. Summary of Significant Accounting Policies

   Variable Life Account B ("Account") is a separate account established by Aetna Life Insurance and Annuity Company and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable life insurance product contracts as defined under the Internal Revenue Code of 1986, as amended.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

   a. Valuation of Investments

   Investments in the following Funds are stated at the closing net asset value per share as determined by each fund on December 31, 1996:

   Aetna Variable Fund                      Janus Aspen Series:
   Aetna Income Shares                      [bullet] Aggressive Growth Portfolio
   Aetna Variable Encore Fund               [bullet] Balanced Portfolio
   Aetna Investment Advisers Fund, Inc.     [bullet] Growth Portfolio
   Aetna Ascent Variable Portfolio          [bullet] Short-Term Bond Portfolio
   Aetna Crossroads Variable Portfolio      [bullet] Worldwide Growth Portfolio
   Aetna Legacy Variable Portfolio          Scudder Variable Life Investment
   Alger American Small                       Fund--International Portfolio
     Capitalization Portfolio               TCI Portfolios, Inc.--Growth Fund
   Fidelity Investments Variable
     Insurance Products Fund:
   [bullet] Equity-Income Portfolio
   [bullet] Growth Portfolio
   [bullet] Overseas Portfolio
   Fidelity Investments Variable Insurance Products Fund II:
   [bullet] Asset Manager Portfolio
   [bullet] Contrafund Portfolio

   b. Other

   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. Federal Income Taxes

   The operations of the Account form a part of, and are taxed with, the total operations of Aetna Life Insurance and Annuity Company ("Company") which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.


2. Valuation Period Deductions

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the policies and are paid to the Company.

Variable Life Account B

3. Dividend Income

   On an annual basis the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions paid to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
   (loss) on investments in the Statements of Operations and Changes in Net Assets.


4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 1996 and December 31, 1995 aggregated $113,349,117 and $29,656,908 and $71,231,087 and
   $28,828,178, respectively.

Variable Life Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets--
     Year Ended December 31, 1996


                                                        Valuation        Proceeds       Cost of         Net
                                                          Period           from        Invesments    Realized
                                          Dividends     Deductions         Sales         Sold       Gain (Loss)
                                         ------------- ---------------- ------------- ------------- ------------
Aetna Variable Fund:
 PolicyHolder's account values .........  $ 9,712,578   ($   991,737)    $ 5,373,083   $ 4,466,494  $ 906,589
Aetna Income Shares:
 PolicyHolder's account values .........      810,294       (121,325)      1,564,483     1,544,041     20,442
Aetna Variable Encore Fund:
 PolicyHolder's account values .........      477,308        (71,555)      9,490,775     9,560,169    (69,394)
Aetna Investment Advisers Fund, Inc.:
 PolicyHolder's account values .........    1,201,085       (127,990)      1,717,127     1,435,761    281,366
Aetna Ascent Variable Portfolio:
 PolicyHolder's account values .........       18,222         (1,210)        127,981       124,671      3,310
Aetna Crossroads Variable Portfolio:
 PolicyHolder's account values .........        2,462            (91)          1,317         1,263         54
Aetna Legacy Variable Portfolio:
 PolicyHolder's account values .........          671            (36)            503           486         17
Alger American Small Capitalization
 Portfolio:
 PolicyHolder's account values .........       33,925        (93,143)      2,003,029     1,400,608    602,421
Fidelity Investments Variable Insurance
 Products Fund:
Equity-Income Portfolio:
 PolicyHolder's account values .........       19,619        (57,181)        625,427       574,716     50,711
Growth Portfolio:
 PolicyHolder's account values .........       85,627        (30,149)        243,345       245,938     (2,593)
Overseas Portfolio:
 PolicyHolder's account values .........       14,172         (4,004)        478,644       450,003     28,641
Fidelity Investments Variable Insurance
 Products Fund II:
Asset Manager Portfolio:
 PolicyHolder's account values .........       62,788        (13,383)        981,022       966,124     14,898
Contrafund Portfolio:
 PolicyHolder's account values .........       10,199        (36,829)        353,531       314,886     38,645
Janus Aspen Series:
Aggressive Growth Portfolio:
 PolicyHolder's account values .........       79,809        (68,571)      1,171,119       858,482    312,637
Balanced Portfolio:
 PolicyHolder's account values .........       70,301        (23,444)        452,062       367,517     84,545
Growth Portfolio:
 PolicyHolder's account values .........      140,964        (46,593)        808,709       590,651    218,058
Short-Term Bond Portfolio:
 PolicyHolder's account values .........       84,482        (17,596)        424,360       415,377      8,983
Worldwide Growth Portfolio:
 PolicyHolder's account values .........      105,214        (49,874)      1,127,422       777,300    350,122
Scudder Variable Life Investment Fund -
International Portfolio:
 PolicyHolder's account values .........      173,534        (85,922)      1,752,475     1,537,715    214,760
TCI Portfolios, Inc.--Growth Fund:
 PolicyHolder's account values .........      710,224        (64,504)        960,494       802,090    158,404
                                          ------------   ------------    ------------  ------------ ----------
Total Variable Life Account B  .........  $13,813,478   ($ 1,905,137)    $29,656,908   $26,434,292  $3,222,616
                                          ============   ============    ============  ============ ==========

                                                 Net Increase
       Net Unrealized              Net          (Decrease) In
        Gain (Loss)             Change in        Net Assets                Net Assets
 Beginning         End          Unrealized        from Unit       Beginning           End
 of Year         of Year       Gain (Loss)       Transactions      of Year          of Year
------------   -------------   --------------   --------------   --------------   -------------
 $   65,391     $ 7,294,643    $  7,229,252      $ 5,056,913     $ 70,958,031     $ 92,871,626
    189,278        (190,180)       (379,458)       2,798,667       10,051,167       13,179,787
    138,935         106,394         (32,541)       3,268,179        5,520,188        9,092,185
  1,031,584       1,383,931         352,347        4,815,033        9,269,700       15,791,541
          0          15,645          15,645          509,411                0          545,378
          0            (191)           (191)         121,458                0          123,692
          0              20              20           13,291                0           13,963
    595,950         172,057        (423,893)       7,688,994        5,277,779       13,086,083
     28,202       1,096,283       1,068,081       11,810,807          418,176       13,310,213
    (36,211)        294,867         331,078        3,470,007        1,198,559        5,052,529
     21,923          37,941          16,018         (102,302)         579,802          532,327
     47,435         134,978          87,543          298,650          959,690        1,410,186
     10,253         730,883         720,630        5,090,135        1,088,910        6,911,690
    376,606         249,074        (127,532)       5,949,433        3,517,151        9,662,927
     60,589         243,163         182,574        2,648,699          611,670        3,574,345
    196,848         566,478         369,630        3,974,072        2,518,516        7,174,647
      6,078          26,773          20,695        3,383,696          347,588        3,827,848
    227,523         872,277         644,754        7,436,957        1,427,963        9,915,136
    431,463       1,244,544         813,081        2,808,258        6,691,544       10,615,255
    999,727        (146,911)     (1,146,638)         745,694        6,079,345        6,482,525
 ----------     -----------    ------------      -----------     -------------    -------------
 $4,391,574     $14,132,669    $  9,741,095      $71,786,052     $126,515,779     $223,173,883
 ==========     ===========    ============      ===========     =============    =============

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA


                   Index to Consolidated Financial Statements




                                                                                             Page
Consolidated Statements of Income for the three and nine months ended September 30, 1997
   and 1996 (unaudited)  .................................................................    F-2
Consolidated Balance Sheets as of September 30, 1997 (unaudited) and December 31, 1996        F-3
Consolidated Statements of Changes in Shareholder's Equity for the nine months ended
   September 30, 1997 and 1996 (unaudited)   .............................................    F-4
Consolidated Statements of Cash Flows for the nine months ended September 30, 1997 and
   1996 (unaudited) ......................................................................    F-5
Condensed Notes to Consolidated Financial Statements as of September 30, 1997 (unaudited)     F-7
Independent Auditors' Report  ............................................................   F-10
Consolidated Financial Statements:
Consolidated Statements of Income for the Years Ended December 31, 1996, 1995 and 1994       F-11
Consolidated Balance Sheets as of December 31, 1996 and 1995   ...........................   F-12
Consolidated Statements of Changes in Shareholder's Equity for the Years Ended December
   31, 1996, 1995 and 1994  ..............................................................   F-13
Consolidated Statements of Cash Flows for the Years Ended December 31, 1996, 1995 and        F-14
  1994
Notes to Consolidated Financial Statements   .............................................   F-16

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)


                       Consolidated Statements of Income
                                  (millions)




                                                      3 Months Ended      9 Months Ended
                                                       September 30,      September 30,
                                                     ----------------- ------------------
                                                        (unaudited)        (unaudited)
                                                      1997     1996     1997       1996
                                                     -------- -------- ---------- ---------
Revenue:
 Premiums                                            $ 68.2   $ 35.5   $  200.1   $  99.9
 Charges assessed against policyholders               127.7     99.1      350.2     289.3
 Net investment income                                269.5    259.7      804.9     771.8
 Net realized capital gains                             8.8      0.1       17.9      17.2
 Other income                                           9.6      9.4       28.8      34.6
                                                     -------  -------  ---------  ---------
  Total revenue                                       483.8    403.8    1,401.9   1,212.8
Benefits and expenses:
 Current and future benefits                          286.5    245.6      853.4     719.1
 Operating expenses                                    84.5     84.6      247.3     261.3
 Amortization of deferred policy acquisition costs     40.1     17.9       92.4      46.6
 Severance and facilities charges                        --     47.3         --      61.3
                                                     -------  -------  ---------  ---------
  Total benefits and expenses                         411.1    395.4    1,193.1   1,088.3
Income before income taxes                             72.7      8.4      208.8     124.5
Income taxes                                           21.3      1.4       63.9      34.3
                                                     -------  -------  ---------  ---------
Net income                                           $ 51.4   $  7.0   $  144.9   $  90.2
                                                     =======  =======  =========  =========


See Condensed Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)


                          Consolidated Balance Sheets
                         (millions, except share data)




                                                                    September 30,     December 31,
                                                                        1997              1996
                                                                    ---------------   -------------
Assets                                                               (unaudited)
-----------------------------------------------------------------   ---------------
Investments:
 Debt securities available for sale, at fair value
  (amortized cost:$12,736.4 and $12,539.1)                             $13,257.1        $12,905.5
 Equity securities, available for sale:
  Nonredeemable preferred stock (cost: $143.4 and $107.6)                  166.5            119.0
  Investment in affiliated mutual funds (cost: $42.0 and $77.3)             55.1             81.1
  Common stock                                                                .8               .3
 Short-term investments                                                    111.8             34.8
 Mortgage loans                                                             12.9             13.0
 Policy loans                                                              453.7            399.3
                                                                       ----------       ----------
   Total investments                                                    14,057.9         13,553.0
 Cash and cash equivalents                                                 614.2            459.1
 Accrued investment income                                                 183.0            159.0
 Premiums due and other receivables                                         37.3             26.6
 Deferred policy acquisition costs                                       1,620.6          1,515.3
 Reinsurance loan to affiliate                                             474.4            628.3
 Other assets                                                               40.1             33.7
 Separate accounts assets                                               21,494.5         15,318.3
                                                                       ----------       ----------
   Total assets                                                        $38,522.0        $31,693.3
                                                                       ==========       ==========
Liabilities and Shareholder's Equity
----------------------------------------------------------------
Liabilities:
 Future policy benefits                                                $ 3,757.8        $ 3,617.0
 Unpaid claims and claim expenses                                           28.0             28.9
 Policyholders' funds left with the Company                             11,074.5         10,663.7
                                                                       ----------       ----------
  Total insurance reserve liabilities                                   14,860.3         14,309.6
 Other liabilities                                                         295.2            354.7
 Income taxes:
  Current                                                                   37.1             20.7
  Deferred                                                                  74.8             80.5
 Separate accounts liabilities                                          21,468.6         15,318.3
                                                                       ----------       ----------
   Total liabilities                                                    36,736.0         30,083.8
                                                                       ==========       ==========
Shareholder's equity:
 Common stock, par value $50 (100,000 shares authorized; 55,000
  shares issued and outstanding)                                             2.8              2.8
 Paid-in capital                                                           418.0            418.0
 Net unrealized capital gains                                               96.7             60.5
 Retained earnings                                                       1,268.5          1,128.2
                                                                       ----------       ----------
   Total shareholder's equity                                            1,786.0          1,609.5
                                                                       ----------       ----------
   Total liabilities and shareholder's equity                          $38,522.0        $31,693.3
                                                                       ==========       ==========


See Condensed Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)


           Consolidated Statements of Changes in Shareholder's Equity
                                   (millions)





                                           9 Months Ended September 30,
                                           ----------------------------
                                                   (unaudited)
                                              1997         1996
                                            ----------   -------------
Shareholder's equity, beginning of year      $1,609.5     $  1,583.0
Net change in unrealized capital gains           36.2          (93.4)
Net income                                      144.9           90.2
Common stock dividends                           (8.3)          (1.5)
Other changes                                     3.7             --
                                             --------     ----------
Shareholder's equity, end of period          $1,786.0     $  1,578.3
                                             ========     ==========


See Condensed Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)


                     Consolidated Statements of Cash Flows
                                   (millions)



                                                                   9 Months Ended September 30,
                                                                   ----------------------------
                                                                           (unaudited)
                                                                     1997           1996
                                                                   ------------   -------------
Cash Flows from Operating Activities:
 Net income                                                        $   144.9       $     90.2
 Adjustments to reconcile net income to net cash provided by
   (used for) operating activities:
 Increase in accrued investment income                                 (24.0)           (13.0)
 Increase in premiums due and other receivables                         (8.8)            (2.3)
 Increase in policy loans                                              (54.4)           (29.5)
 Increase in deferred policy acquisition costs                        (105.3)          (127.2)
 Decrease in reinsurance loan to affiliate                             153.9             22.1
 Net increase in universal life account balances                       224.1            172.5
 Decrease in other insurance reserve liabilities                      (165.5)          (125.2)
 Net (decrease) increase in other liabilities and other assets        (122.4)           126.8
 Decrease in income taxes                                               (3.9)           (23.5)
 Net accretion of discount on investments                              (51.9)           (51.1)
 Net realized capital gains                                            (17.9)           (17.2)
                                                                   ----------      ----------
  Net cash (used for) provided by operating activities                 (31.2)            22.6
                                                                   ----------      ----------
Cash Flows from Investing Activities:
 Proceeds from sales of:
  Debt securities available for sale                                 3,828.5          3,830.6
  Equity securities                                                     61.3            114.5
  Mortgage loans                                                         0.1              8.6
 Investment maturities and collections of:
  Debt securities available for sale                                   966.8            681.8
  Short-term investments                                                43.2             21.5
 Cost of investment purchases in:
  Debt securities available for sale                                (4,811.0)        (4,996.5)
  Equity securities                                                    (53.6)           (63.7)
  Short-term investments                                              (120.1)           (35.5)
 Other, net                                                               --             (9.1)
                                                                   ----------      ----------
  Net cash used for investing activities                               (84.8)          (447.8)
                                                                   ----------      ----------


See Condensed Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)


               Consolidated Statements of Cash Flows (Continued)
                                   (millions)


                                                              9 Months Ended Sept. 30,
                                                             --------------------------
                                                                    (unaudited)
                                                               1997         1996
                                                             ----------   -------------
Cash Flows from Financing Activities:
 Deposits and interest credited for investment contracts     $1,230.2      $  1,140.6
 Withdrawals of investment contracts                          (925.8)          (860.7)
 Dividends paid to shareholder                                  (8.3)            (1.5)
 Capital contribution to Separate Account                      (25.0)              --
                                                             --------      ----------
  Net cash provided by financing activities                    271.1            278.4
                                                             --------      ----------
Net increase (decrease) in cash and cash equivalents           155.1           (146.8)
Cash and cash equivalents, beginning of period                 459.1            568.8
                                                             --------      ----------
Cash and cash equivalents, end of period                     $ 614.2       $    422.0
                                                             --------      ----------
Supplemental cash flow information:
 Income taxes paid, net                                      $  68.7       $     61.4
                                                             ========      ==========


See Condensed Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
              Condensed Notes to Consolidated Financial Statements


1. Basis of Presentation

The consolidated financial statements include Aetna Life Insurance and Annuity Company and its wholly owned subsidiaries, Aetna Insurance Company of America and Aetna Private Capital, Inc. (collectively, the "Company"). Aetna Life Insurance and Annuity Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc., whose ultimate parent is Aetna Inc. ("Aetna").

These consolidated financial statements have been prepared in accordance with generally accepted accounting principles and are unaudited. Certain reclassifications have been made to 1996 financial information to conform to the 1997 presentation. These interim statements necessarily rely heavily on estimates, including assumptions as to annualized tax rates. In the opinion of management, all adjustments necessary for a fair statement of results for the interim periods have been made. All such adjustments are of a normal, recurring nature. The accompanying condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes as presented in the Company's 1996 Annual Report on Form 10-K. Certain financial information that is normally included in annual financial statements prepared in accordance with generally accepted accounting principles, but that is not required for interim reporting purposes, has been condensed or omitted.

2. Future Application of Accounting Standards

Financial Accounting Standard ("FAS") No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, was issued in June 1996 and provides accounting and reporting standards for transfers of financial assets and extinguishments of liabilities.

FAS No. 125 is effective for 1997 financial statements; however, certain provisions relating to accounting for repurchase agreements and securities lending are not effective until January 1, 1998. Provisions effective in 1997 did not have a material effect on the Company's financial position or results of operations. The Company does not expect adoption of this statement for provisions effective in 1998 to have a material effect on its financial position or results of operations.

FAS No. 130, Reporting Comprehensive Income, was issued in June 1997 and establishes standards for the reporting and presentation of comprehensive income and its components in a full set of financial statements. Comprehensive income encompasses all changes in shareholder's equity (except those arising from transactions with owners) and includes net income, net unrealized capital gains or losses on available for sale securities. As this new standard only requires additional information in a financial statement, it will not affect the Company's financial position or results of operations. FAS No. 130 is effective for fiscal years beginning after December 15, 1997, with earlier application permitted. The Company is currently evaluating the presentation alternatives permitted by the statement.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
        Condensed Notes to Consolidated Financial Statements (Continued)


2. Future Application of Accounting Standards (Continued)

FAS No. 131, Disclosures about Segments of an Enterprise and Related Information, was issued in June 1997 and establishes standards for the reporting of information relating to operating segments in annual financial statements, as well as disclosure of selected information in interim financial reports. This statement supersedes FAS No. 14, Financial Reporting for Segments of a Business Enterprise, which requires reporting segment information by industry and geographic area (industry approach). Under FAS No. 131, operating segments are defined as components of a company for which separate financial information is available and is used by management to allocate resources and assess performance (management approach). This statement is effective for year-end 1998 financial statements. Interim financial information will be required beginning in 1999 (with comparative 1998 information). The Company does not anticipate that this standard will significantly impact the composition of its current operating segments, which are consistent with the management approach.

3. Financial Instruments

The Company engages in hedging activities to manage interest rate and price risks. Such hedging activities have principally consisted of using off-balance sheet instruments such as futures and forward contracts and interest rate swap agreements. There were no such contracts or agreements open as of September 30, 1997.

4. Severance and Facilities Charges

In the second quarter of 1996, the Company was allocated severance and facilities reserves from Aetna to reflect actions taken or to be taken to reduce the level of corporate expenses and other costs previously absorbed by Aetna's property-casualty operations.

In the third quarter of 1996, the Company established severance and facilities reserves in the Financial Services and Individual Life Insurance segments to reflect actions taken or to be taken in order to make its businesses more competitive.

Activity for the nine months ended September 30, 1997 within the severance and facilities reserves (pretax, in millions) and positions eliminated related to such actions were as follows:




                                         Reserve      Positions
                                         ----------   ----------
 Balance at December 31, 1996   ......   $  47.9          524
 Actions taken (1)  ..................     (19.5)        (129)
                                         --------       -----
 Balance at September 30, 1997  ......   $  28.4          395
                                         ========       =====



(1) Includes $9.9 million of severance-related actions and $7.0 million of corporate allocation-related actions.
The Company's severance actions are expected to be substantially completed by March 31, 1998. The corporate allocation actions and vacating of certain leased office space are expected to be substantially completed in 1997.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
        Condensed Notes to Consolidated Financial Statements (Continued)


5. Related Party Transactions

Effective December 31, 1988, the Company entered into a reinsurance agreement with Aetna Life Insurance Company ("Aetna Life") in which substantially all of the nonparticipating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement has been amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance to a coinsurance arrangement. As a result of this change, reserves will be ceded to the Company from Aetna Life as investment rollover occurs and the loan previously established will be reduced.

6. Litigation

The Company is involved in numerous lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, it is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

7. Dividends

On June 27, 1997 and August 15, 1997, the Company paid a $5.3 million and $3.0 million, respectively, dividend to HOLDCO. The additional amount of dividends that may be paid by the Company to HOLDCO in 1997 without prior approval by the Insurance Commissioner of the State of Connecticut is $62.8 million.

                         Independent Auditors' Report

The Shareholder and Board of Directors
Aetna Life Insurance and Annuity Company:

We have audited the accompanying consolidated balance sheets of Aetna Life Insurance and Annuity Company and Subsidiaries as of December 31, 1996 and 1995, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1996, in conformity with generally accepted accounting principles.

                                                      /s/ KPMG Peat Marwick LLP

Hartford, Connecticut
February 4, 1997

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                       Consolidated Statements of Income
                                  (millions)



                                                            Years Ended December 31,
                                                       -----------------------------------
                                                        1996         1995         1994
                                                       ----------   ----------   ---------
Revenue:
 Premiums                                              $  133.6     $  212.7    $  191.6
 Charges assessed against policyholders                   396.5        318.9       279.0
 Net investment income                                  1,045.6      1,004.3       917.2
 Net realized capital gains                                19.7         41.3         1.5
 Other income                                              45.4         42.0        10.3
                                                       ---------    ---------    ---------
  Total revenue                                         1,640.8      1,619.2     1,399.6

Benefits and expenses:
 Current and future benefits                              968.6        997.2       921.5
 Operating expenses                                       342.2        310.8       225.7
 Amortization of deferred policy acquisition costs         69.8         48.0        31.5
 Severance and facilities charges                          61.3           --          --
                                                       ---------    ---------    ---------
  Total benefits and expenses                           1,441.9      1,356.0     1,178.7
                                                       ---------    ---------    ---------
Income before income taxes                                198.9        263.2       220.9
Income taxes                                               57.8         87.3        75.6
                                                       ---------    ---------    ---------
Net income                                             $  141.1     $  175.9    $  145.3
                                                       =========    =========    =========




See Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                          Consolidated Balance Sheets
                        (millions, except share data)--



                                                                           December 31,
                                                                     -------------------------
Assets                                                                 1996          1995
------------------------------------------------------------------   -----------   -----------
Investments:
 Debt securities, available for sale:
  (amortized cost: $12,539.1 and $11,923.7)                          $12,905.5     $12,720.8
 Equity securities, available for sale:
  Non-redeemable preferred stock (cost: $107.6 and $51.3)                119.0          57.6
  Investment in affiliated mutual funds (cost: $77.3 and $173.4)          81.1         191.8
  Common stock (cost: $0.0 and $6.9)                                       0.3           8.2
  Short-term investments                                                  34.8          15.1
  Mortgage loans                                                          13.0          21.2
  Policy loans                                                           399.3         338.6
                                                                     ----------    -----------
   Total investments                                                  13,553.0      13,353.3
 Cash and cash equivalents                                               459.1         568.8
 Accrued investment income                                               159.0         175.5
 Premiums due and other receivables                                       26.6          37.3
 Deferred policy acquisition costs                                     1,515.3       1,341.3
 Reinsurance loan to affiliate                                           628.3         655.5
 Other assets                                                             33.7          26.2
 Separate Accounts assets                                             15,318.3      10,987.0
                                                                     ----------    -----------
   Total assets                                                      $31,693.3     $27,144.9
                                                                     ==========    ===========
Liabilities and Shareholder's Equity
-----------------------------------------------------------------
Liabilities:
 Future policy benefits                                              $ 3,617.0     $ 3,594.6
 Unpaid claims and claim expenses                                         28.9          27.2
 Policyholders' funds left with the Company                           10,663.7      10,500.1
                                                                     ----------    -----------
   Total insurance reserve liabilities                                14,309.6      14,121.9
 Other liabilities                                                       354.7         257.2
 Income taxes:
  Current                                                                 20.7          26.2
  Deferred                                                                80.5         169.6
 Separate Accounts liabilities                                        15,318.3      10,987.0
                                                                     ----------    -----------
   Total liabilities                                                  30,083.8      25,561.9
                                                                     ----------    -----------
Shareholder's equity:
 Common stock, par value $50 (100,000 shares authorized; 55,000
  shares issued and outstanding)                                           2.8           2.8
 Paid-in capital                                                         418.0         407.6
 Net unrealized capital gains                                             60.5         132.5
 Retained earnings                                                     1,128.2       1,040.1
                                                                     ----------    -----------
   Total shareholder's equity                                          1,609.5       1,583.0
                                                                     ----------    -----------
   Total liabilities and shareholder's equity                        $31,693.3     $27,144.9
                                                                     ==========    ===========


See Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

           Consolidated Statements of Changes in Shareholder's Equity
                                   (millions)




                                                             Years Ended December 31,
                                                    ------------------------------------------
                                                      1996           1995            1994
                                                    ----------   -------------   -------------
Shareholder's equity, beginning of year              $1,583.0     $  1,088.5      $  1,246.7
Capital contributions                                    10.4             --              --
Net change in unrealized capital gains (losses)         (72.0)         321.5          (303.5)
Net income                                              141.1          175.9           145.3
Other changes                                           (49.5)            --              --
Common stock dividends declared                          (3.5)          (2.9)             --
                                                     --------     ----------      ----------
Shareholder's equity, end of year                    $1,609.5     $  1,583.0      $  1,088.5
                                                     ========     ==========      ==========




See Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                     Consolidated Statements of Cash Flows
                                   (millions)




                                                                          Years Ended December 31,
                                                                ------------------------------------------
                                                                  1996           1995           1994
                                                                ------------   ------------   ------------
Cash Flows from Operating Activities:
 Net income                                                     $   141.1      $   175.9      $   145.3
 Adjustments to reconcile net income to net cash
  (used for) provided by operating activities:
 Decrease (increase) in accrued investment income                    16.5          (33.3)         (17.5)
 Decrease in premiums due and other receivables                       1.6           25.4            1.3
 Increase in policy loans                                           (60.7)         (89.9)         (46.0)
 Increase in deferred policy acquisition costs                     (174.0)        (177.0)        (105.9)
 Decrease in reinsurance loan to affiliate                           27.2           34.8           27.8
 Net increase in universal life account balances                    243.2          393.4          164.7
 (Decrease) increase in other insurance reserve liabilities        (211.5)          79.0           75.1
 Net increase in other liabilities and other assets                   3.1           13.0           52.5
 Decrease in income taxes                                           (26.7)          (4.5)         (10.3)
 Net accretion of discount on investments                           (68.0)         (66.4)         (77.9)
 Net realized capital gains                                         (19.7)         (41.3)          (1.5)
 Other, net                                                           1.1             --           (1.0)
                                                                ----------     ----------     ----------
  Net cash (used for) provided by operating activities             (126.8)         309.1          206.6
                                                                ----------     ----------     ----------
Cash Flows from Investing Activities:
 Proceeds from sales of:
  Debt securities available for sale                              5,182.2        4,207.2        3,593.8
  Equity securities                                                 190.5          180.8           93.1
  Mortgage loans                                                      8.7           10.7             --
  Limited partnership                                                  --           26.6             --
 Investment maturities and collections of:
  Debt securities available for sale                                885.2          583.9        1,289.2
  Short-term investments                                             35.0          106.1           30.4
 Cost of investment purchases in:
  Debt securities available for sale                             (6,534.3)      (6,034.0)      (5,621.4)
  Equity securities                                                (118.1)        (170.9)        (162.5)
  Short-term investments                                            (54.7)         (24.7)        (106.1)
  Mortgage loans                                                       --          (21.3)            --
  Limited partnership                                                  --             --          (25.0)
 Other, net                                                         (17.6)            --             --
                                                                ----------     ----------     ----------
  Net cash used for investing activities                           (423.1)      (1,135.6)        (908.5)
                                                                ----------     ----------     ----------




See Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

               Consolidated Statements of Cash Flows (Continued)
                                   (millions)



                                                                        Years Ended December 31,
                                                             --------------------------------------------
                                                               1996            1995            1994
                                                             -------------   -------------   ------------
Cash Flows from Financing Activities:
 Deposits and interest credited for investment contracts         1,579.5         1,884.5        1,737.8
 Withdrawals of investment contracts                            (1,146.2)       (1,109.6)        (948.7)
 Additional capital contributions                                   10.4              --             --
 Dividends paid to shareholder                                      (3.5)           (2.9)            --
                                                              ----------      ----------      ---------
  Net cash provided by financing activities                        440.2           772.0          789.1
                                                              ----------      ----------      ---------
Net (decrease) increase in cash and cash equivalents              (109.7)          (54.5)          87.2
Cash and cash equivalents, beginning of year                       568.8           623.3          536.1
                                                              ----------      ----------      ---------
Cash and cash equivalents, end of year                        $    459.1      $    568.8      $   623.3
                                                              ==========      ==========      =========
Supplemental cash flow information:
 Income taxes paid, net                                       $     85.5      $     92.8      $    85.9
                                                              ==========      ==========      =========



See Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
                   Notes to Consolidated Financial Statements

1. Summary of Significant Accounting Policies

Aetna Life Insurance and Annuity Company and its wholly owned subsidiaries (collectively, the "Company") is a provider of financial services and life insurance products in the United States. The Company has two business segments: financial services and individual life insurance.

Financial services products include annuity contracts that offer a variety of funding and payout options for individual and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, and non-qualified annuity contracts. These contracts may be deferred or immediate ("payout annuities"). Financial services also include investment advisory services, financial planning and pension plan administrative services.

Individual life insurance products include universal life, variable universal life, traditional whole life and term insurance.

Basis of Presentation

The consolidated financial statements include Aetna Life Insurance and Annuity Company and its wholly owned subsidiaries, Aetna Insurance Company of America and Aetna Private Capital, Inc. Aetna Life Insurance and Annuity Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc., whose ultimate parent is Aetna Inc. ("Aetna").

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles. Certain reclassifications have been made to 1995 and 1994 financial information to conform to the 1996 presentation.

Future Application of Accounting Standards

Financial Accounting Standard ("FAS") No. 125 , Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, was issued in June 1996. This statement provides accounting and reporting standards for transfers of financial assets and extinguishments of liabilities. Transactions covered by this statement would include securitizations, sales of partial interests in assets, repurchase agreements and securities lending. This statement requires that after a transfer of financial assets, an entity would recognize any assets it controls and liabilities it has incurred. An entity would not recognize assets when control has been surrendered or liabilities have been satisfied. Portions of this statement are effective for each of 1997 and 1998 financial statements and early adoption is not permitted. The Company does not expect adoption of this statement to have a material effect on its financial position or results of operations.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

1. Summary of Significant Accounting Policies (Continued)

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

Investments

All of the Company's debt and equity securities are classified as available for sale and carried at fair value. These securities are written down (as realized capital losses) for other than temporary declines in value. Unrealized capital gains and losses related to available for sale investments, other than amounts allocable to experience rated contractholders, are reflected in shareholder's equity, net of related taxes.

Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments.

Purchases and sales of debt and equity securities are recorded on the trade date.

The investment in affiliated mutual funds primarily represents an investment in the Aetna Series Fund, Inc., a retail mutual fund which has been seeded by the Company, and is carried at fair value.

Mortgage loans and policy loans are carried at unpaid principal balances, net of impairment reserves. Sales of mortgage loans are recorded on the closing date.

Short-term investments, consisting primarily of money market instruments and other debt issues purchased with a maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures contracts that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability. Deferred gains or losses on such futures contracts are amortized over the life of the acquired asset or liability as a yield adjustment or through net realized capital gains or losses upon disposal of an asset. Changes in the fair value of futures contracts that do not qualify as hedges are recorded in net realized capital gains or losses. Hedge designation requires specific asset or liability identification, a probability at inception of high correlation with the position underlying the hedge, and that high correlation be maintained throughout the hedge period. If a hedging instrument ceases to be highly correlated with the position underlying the hedge, hedge accounting ceases at that date and excess gains and losses on the hedging instrument are reflected in net realized capital gains or losses.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

1. Summary of Significant Accounting Policies (Continued)

Swap agreements which are designated as interest rate risk management instruments at inception are accounted for using the accrual method. Accordingly, the difference between amounts paid and received on such agreements is reported in net investment income. There is no recognition in the Consolidated Balance Sheets for changes in the fair value of the agreement.

Deferred Policy Acquisition Costs

Certain costs of acquiring insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For fixed ordinary life contracts, such costs are amortized over expected premium-paying periods (up to 20 years). For universal life and certain annuity contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 20 years).

Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

Insurance Reserve Liabilities

Future Policy Benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon. Reserves for immediate annuities with life contingent payouts and traditional life insurance contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.25% to 12.00%. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Aetna experience and are periodically reviewed against both industry standards and experience.

Policyholders' Funds Left With the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 4.00% to 7.00%), net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

Premiums, Charges Assessed Against Policyholders, Benefits and Expenses

For universal life and certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

1. Summary of Significant Accounting Policies (Continued)

charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Life insurance premiums, other than premiums for universal life and certain annuity contracts, are recorded as premium revenue when due. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments begin under contracts with life contingent payouts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity, reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.

Separate Accounts

Assets held under variable universal life and variable annuity contracts are segregated in Separate Accounts and are invested, as designated by the contractholder or participant under a contract, in shares of Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, the Aetna Series Fund Inc., or the Aetna Generation Funds (collectively, "Funds"), which are managed by the Company, or other selected mutual funds not managed by the Company.

Separate Accounts assets and liabilities are carried at fair value except for those relating to a guaranteed interest option. Since the Company bears the investment risk where the contract is held to maturity, the assets of the Separate Account supporting the guaranteed interest option are carried at an amortized cost of $515.6 million for 1996 (fair value $523.0 million) and $322.2 million for 1995 (fair value $343.9 million). Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 4.10% to 8.00% in 1996 and 4.50% to 8.38% in 1995.

Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Statements of Income (with the exception of realized capital gains and losses on the sale of assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

Income Taxes

The Company is included in the consolidated federal income tax return of Aetna. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

2. Investments

Debt securities available for sale as of December 31, 1996 were as follows:



                                                                      Gross          Gross
                                                      Amortized     Unrealized     Unrealized       Fair
                                                        Cost          Gains          Losses         Value
                                                      -----------   ------------   ------------   ----------
                                                                            (millions)
U.S. government and government agencies and
 authorities                                          $ 1,072.4        $ 20.5         $ 4.5       $ 1,088.4
States, municipalities and political subdivisions           6.0           1.2            --             7.2
U.S. corporate securities:
  Financial                                             2,143.4          43.1           9.7         2,176.8
  Food & fiber                                            198.2           4.6           1.3           201.5
  Healthcare & consumer products                          735.9          20.2           6.3           749.8
  Media & broadcast                                       274.9           7.0           2.8           279.1
  Natural resources                                       187.7           4.5           0.4           191.8
  Transportation & capital goods                          521.9          22.0           1.8           542.1
  Utilities                                               448.8          14.8           2.8           460.8
  Other                                                   141.5           3.0            --           144.5
                                                      ----------       -------        ------      ----------
 Total U.S. corporate securities                        4,652.3         119.2          25.1         4,746.4
Foreign Securities:
  Government                                              758.6          36.0           5.7           788.9
  Utilities                                               187.8          16.1            --           203.9
  Other                                                   945.5          30.9           6.3           970.1
                                                      ----------       -------        ------      ----------
 Total foreign securities                               1,891.9          83.0          12.0         1,962.9
Residential mortgage-backed securities:
  Pass-throughs                                           792.2          78.3           3.1           867.4
  Collateralized mortgage obligations                   2,227.8          94.9          13.7         2,309.0
                                                      ----------       -------        ------      ----------
Total residential mortgage-backed securities            3,020.0         173.2          16.8         3,176.4
Commercial/Multifamily mortgage-backed securities       1,008.7          24.8           5.6         1,027.9
Other asset-backed securities                             887.8          10.7           2.2           896.3
                                                      ----------       -------        ------      ----------
Total Debt Securities                                 $12,539.1        $432.6         $66.2       $12,905.5
                                                      ==========       =======        ======      ==========

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

2. Investments (Continued)

Debt securities available for sale as of December 31, 1995 were as follows:



                                                                      Gross          Gross
                                                      Amortized     Unrealized     Unrealized        Fair
                                                        Cost          Gains          Losses         Value
                                                      -----------   ------------   ------------   -----------
                                                                            (millions)
U.S. government and government agencies and
 authorities                                          $   539.5        $ 47.5         $  --       $    587.0
States, municipalities and political subdivisions          41.4          12.4            --             53.8
U.S. Corporate securities:
  Financial                                             2,764.4         110.3           2.1          2,872.6
  Food & fiber                                            310.8          20.8           0.6            331.0
  Healthcare & consumer products                          766.0          59.2           0.2            825.0
  Media & broadcast                                       191.7          10.0            --            201.7
  Natural resources                                       186.9          12.6           0.2            199.3
  Transportation & capital goods                          602.4          46.7           0.2            648.9
  Utilities                                               454.4          27.8           1.0            481.2
  Other                                                   119.9          10.2            --            130.1
                                                      ----------       -------        ------      -----------
 Total U.S. corporate securities                        5,396.5         297.6           4.3          5,689.8

Foreign securities:
  Government                                              316.4          26.1           2.0            340.5
  Utilities                                               236.3          32.9                          269.2
  Other                                                   749.9          60.5           3.5            806.9
                                                      ----------       -------        ------      -----------
 Total foreign securities                               1,302.6         119.5           5.5          1,416.6

Residential mortgage-backed securities:
  Pass-throughs                                           556.7          99.2           1.8            654.1
  Collateralized mortgage obligations                   2,383.9         167.6           2.2          2,549.3
                                                      ----------       -------        ------      -----------
Total residential mortgage-backed securities            2,940.6         266.8           4.0          3,203.4
Commercial/multifamily mortgage-backed securities         741.9          32.3           0.2            774.0
Other asset-backed securities                             961.2          35.5           0.5            996.2
                                                      ----------       -------        ------      -----------
Total Debt Securities                                 $11,923.7        $811.6         $14.5       $ 12,720.8
                                                      ==========       =======        ======      ===========


At December 31, 1996 and 1995, net unrealized appreciation of $366.4 million and $797.1 million, respectively, on available for sale debt securities included $288.5 million and $619.1 million, respectively, related to experience rated contracts, which were not reflected in shareholder's equity but in Future Policy Benefits and Policyholders' Funds Left With the Company.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

2. Investments (Continued)

The amortized cost and fair value of debt securities for the year ended December 31, 1996 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.



                                              Amortized       Fair
                                                Cost          Value
                                              -----------   ----------
                                                     (millions)
Due to mature:
 One year or less  ........................   $   424.4     $   425.7
 After one year through five years   ......     2,162.4       2,194.2
 After five years through ten years  ......     2,467.4       2,509.6
 After ten years   ........................     2,568.4       2,675.4
 Mortgage-backed securities ...............     4,028.7       4,204.3
 Other asset-backed securities ............       887.8         896.3
                                              ----------    ----------
   Total  .................................   $12,539.1     $12,905.5
                                              ==========    ==========

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates. At December 31, 1996 and 1995, the Company had loaned securities (which are reflected as invested assets) with a market value of approximately $444.7 million and $264.5 million, respectively.

At December 31, 1996 and 1995, debt securities carried at $7.6 million and $7.4 million, respectively, were on deposit as required by regulatory authorities.

The carrying value of non-income producing investments was $0.9 million and $0.1 million at December 31, 1996 and 1995, respectively.

The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 1996.

Included in the Company's total debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

2. Investments (Continued)


                                                     1996                        1995
                                          --------------------------   ------------------------
                                            Fair         Amortized       Fair        Amortized
                                            Value          Cost          Value         Cost
                                          ------------   -----------   -----------   ----------
                                                               (millions)
Total residential CMOs (1)                $2,309.0       $2,227.8      $2,549.4      $2,383.9
                                          ===========    =========     ===========   =========
Percentage of total:
 Supporting experience rated products         84.2%                        85.3%
 Supporting remaining products                15.8%                        14.7%
                                          -----------                  -----------
                                             100.0%                       100.0%
                                          ===========                  ===========

(1) At December 31, 1996 and 1995, approximately 71% and 81%, respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, FHLMC.

There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for nonagency-backed CMOs, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated.

At December 31, 1996 and 1995, approximately 68% and 79%, respectively, of the Company's CMO holdings were in planned amortization class ("PAC") and sequential structure tranches, which are subject to less prepayment and extension risk than other types of CMO instruments. At December 31, 1996 and 1995, approximately 3% of the Company's CMO holdings were in the interest-only ("IOs") and principal-only ("POs") tranches, which are subject to more prepayment and extension risks than other types of CMO instruments. Remaining CMO holdings are in other tranches that have prepayment and extension risks which fall between the degree of risk associated with PACs and sequentials, and IOs and POs.

Investments in available for sale equity securities were as follows:


                                      Gross          Gross
                      Amortized     Unrealized     Unrealized      Fair
                        Cost          Gains          Losses        Value
                      -----------   ------------   ------------   --------
                                           (millions)
1996
-----------------
Equity Securities       $184.9         $16.3           $0.8        $ 200.4
                        -------        ------          -----       --------
1995
-----------------
Equity Securities       $231.6         $27.2           $1.2        $ 257.6
                        -------        ------          -----       --------

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

3. Financial Instruments

Estimated Fair Value

The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 1996 and 1995 were as follows:


                                               1996                       1995
                                     -------------------------   -----------------------
                                     Carrying        Fair        Carrying       Fair
                                      Value         Value         Value        Value
                                     -----------   -----------   ----------   ----------
                                                         (millions)
Assets:
 Mortgage loans                       $    13.0     $    13.2    $   21.2     $   21.9
Liabilities:
 Investment contract liabilities:
  With a fixed maturity               $ 1,014.1     $ 1,028.8    $  989.1     $1,001.2
  Without a fixed maturity              9,649.6       9,427.6     9,511.0      9,298.4

Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.


The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

Mortgage loans: Fair values are estimated by discounting expected mortgage loan cash flows at market rates which reflect the rates at which similar loans would be made to similar borrowers. The rates reflect management's assessment of the credit quality and the remaining duration of the loans.

Investment contract liabilities (included in Policyholders' Funds Left With the Company):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

Off-Balance-Sheet and Other Financial Instruments (including Derivative Financial Instruments)

The Company uses off-balance-sheet and other financial instruments primarily to manage portfolio risks, including interest rate, prepayment/call, credit, price, and liquidity risks. In 1996, Treasury

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

3. Financial Instruments (Continued)

futures contracts were used to manage interest rate risk in the Company's bond portfolio and stock index futures contracts were used to manage price risk in the Company's equity portfolio. In 1996 and 1995, interest rate swaps and forward commitments to enter into interest rate swaps, respectively, were also used to manage interest rate risk in the Company's bond portfolio.

Futures Contracts:
Futures contracts represent commitments to either purchase or sell underlying assets at a specified future date. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk. Cash settlements are made daily based on changes in the prices of the underlying assets. There were no futures contracts open as of December 31, 1996 and 1995.

Interest Rate Swaps:
Under interest rate swaps, the Company agrees with other parties to exchange interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made. A single net payment is usually made by one counterparty at each due date or upon termination of the contract. The Company would be exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, however, the Company controls its exposure to credit risk through credit approvals, credit limits and regular monitoring procedures. The credit exposure of interest rate swaps is represented by the fair value (market value) of contracts with a positive fair value (market value) at the reporting date. There were no interest rate swap agreements open as of December 31, 1996. At December 31, 1995, the Company had an open forward swap agreement with a notional amount of $100.0 million and a fair value of $0.1 million.

During 1995, the Company received $0.4 million for writing call options on underlying securities. The Company did not write any call options in 1996. As of December 31, 1996 and 1995, there were no option contracts outstanding.

The Company also had investments in certain debt instruments with derivative characteristics, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short or long term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The amortized cost and fair value of these securities, included in the debt securities portfolio, as of December 31, 1996 was as follows:


                                                                           Amortized       Fair
                                                                             Cost         Value
                                                                           -----------   ----------
                                                                                  (millions)
 Residential collateralized mortgage obligations   .....................    $ 2,227.8    $2,309.0
  Principal-only strips (included above)  ..............................         44.5        53.3
  Interest-only strips (included above)   ..............................         10.3        22.8
 Other structured securities with derivative characteristics (1)  ......        126.3       129.2

(1) Represents non-leveraged instruments whose fair values and credit risk are based on underlying securities, including fixed income securities and interest rate swap agreements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

4. Net Investment Income

Sources of net investment income were as follows:



                                            1996           1995          1994
                                          ------------   ------------   -----------
                                                         (millions)
Debt securities                            $   945.3      $   891.5      $  823.9
Preferred stock                                  5.9            4.2           3.9
Investment in affiliated mutual funds           14.3           14.9           5.2
Mortgage loans                                   2.2            1.4           1.4
Policy loans                                    18.4           13.7          11.5
Reinsurance loan to affiliate                   44.1           46.5          51.5
Cash equivalents                                29.4           38.9          29.5
Other                                            2.1            8.4           6.7
                                           ---------      ---------      --------
Gross investment income                      1,061.7        1,019.5         933.6
Less investment expenses                       (16.1)         (15.2)        (16.4)
                                           ---------      ---------      --------
Net investment income                      $ 1,045.6      $ 1,004.3      $  917.2
                                           =========      =========      ========

Net investment income includes amounts allocable to experience rated contractholders of $787.6 million, $744.2 million and $677.1 million for the years ended December 31, 1996, 1995 and 1994, respectively. Interest credited to contractholders is included in Current and Future Benefits.

5. Dividend Restrictions and Shareholder's Equity

The Company paid $3.5 million in cash dividends to HOLDCO in 1996. In 1995, the Company dividended $2.9 million in the form of two of its subsidiaries, Systematized Benefits Administrators, Inc. and Aetna Investment Services, Inc., to Aetna Retirement Services, Inc. (the Company's former parent).

The amount of dividends that may be paid to the shareholder in 1997 without prior approval by the Insurance Commissioner of the State of Connecticut is $71.1 million.

The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and shareholder's capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net income was $57.8 million, $70.0 million and $64.9 million for the years ended December 31, 1996, 1995 and 1994, respectively. Statutory capital and surplus was $713.6 million and $670.7 million as of December 31, 1996 and 1995, respectively.

As of December 31, 1996 the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

6. Capital Gains and Losses on Investment Operations (Continued)

Net realized capital gains on investments were as follows:



                                      1996       1995      1994
                                     --------   --------   ------
                                              (millions)
Debt securities                       $ 11.1     $ 32.8     $ 1.0
Equity securities                        8.6        8.3       0.2
Mortgage loans                            --        0.2       0.3
                                      -------    -------    ------
Pretax realized capital gains         $ 19.7     $ 41.3     $ 1.5
                                      -------    -------    ------
After tax realized capital gains      $ 13.0     $ 25.8     $ 1.0
                                      =======    =======    ======

Net realized capital gains of $53.1 million and $61.1 million for 1996 and 1995, respectively, and net realized capital losses of $29.1 million for 1994, allocable to experience rated contracts, were deducted from net realized capital gains (losses) and an offsetting amount was reflected in policy-holder funds' left with the Company. Net unamortized gains were $53.3 million and $7.3 million at December 31, 1996 and 1995, respectively.

Changes to the mortgage loan valuation reserve and writedowns on debt securities for other than temporary declines in value are included in net realized capital gains (losses) and amounted to $(3.3) million, $3.1 million and $1.1 million, of which $(3.2) million, $2.2 million and $0.8 million were allocable to experience rated contractholders, for the years ended December 31, 1996, 1995 and 1994, respectively. There was no valuation reserve for mortgage loans at December 31, 1996 or at December 31, 1995.

Proceeds from the sale of available for sale debt securities and the related gross gains and losses were as follows:



                        1996          1995          1994
                      -----------   -----------   ----------
                                    (millions)
Proceeds on Sales      $ 5,182.2     $ 4,207.2    $3,593.8
Gross gains                 24.3          44.6        26.6
Gross losses                13.2          11.8        25.6

Changes in shareholder's equity related to changes in unrealized capital gains (losses), (excluding those related to experience rated contractholders), were as follows:

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

6. Capital Gains and Losses on Investment Operations (Continued)


                                                      1996               1995           1994
                                                    -----------------   -----------   ------------
                                                                      (millions)
Debt securities                                      $  (100.1)          $  255.9      $  (242.1)
Equity securities                                        (10.5)              27.3          (13.3)
Limited partnership                                         --                1.8           (1.8)
                                                     ----------          --------      ---------
                                                        (110.6)             285.0         (257.2)
Deferred income taxes (See Note 8)                       (38.6)             (36.5)          46.3
                                                     ----------          --------      ---------
Net change in unrealized capital gains (losses)      $   (72.0)          $  321.5      $  (303.5)
                                                     ==========          ========      =========

Net unrealized capital gains allocable to experience rated contracts of $245.2 million and $43.3 million at December 31, 1996 and $515.0 million and $104.1 million at December 31, 1995 are reflected on the Consolidated Balance Sheets in Policyholders' Funds Left With the Company and Future Policy Benefits, respectively, and are not included in shareholder's equity.

Shareholder's equity included the following unrealized capital gains (losses), which are net of amounts allocable to experience rated contractholders, at December 31:



                                           1996          1995           1994
                                          -----------   -----------   -----------
                                                        (millions)
Debt securities
 Gross unrealized capital gains            $  101.7      $  179.3     $   27.4
 Gross unrealized capital losses              (23.8)         (1.3)      (105.2)
                                           --------      --------     ---------
                                               77.9         178.0        (77.8)
Equity securities
 Gross unrealized capital gains                16.3          27.2          6.5
 Gross unrealized capital losses               (0.8)         (1.2)        (7.9)
                                           --------      --------     ---------
                                               15.5          26.0         (1.4)
Limited Partnership                              --            --           --
 Gross unrealized capital gains                  --            --           --
 Gross unrealized capital losses                 --            --         (1.8)
                                           --------      --------     ---------
                                                 --            --         (1.8)
Deferred income taxes (See Note 8)             32.9          71.5        108.0
                                           --------      --------     ---------
Net unrealized capital gains (losses)      $   60.5      $  132.5     $ (189.0)
                                           ========      ========     =========

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

7. Severance and Facilities Charges

Severance and facilities charges during 1996, as described below, included the following (pretax):



                                                           Vacated
                                              Asset        Leased                 Corporate
(Millions)                    Severance     Write-Off     Property     Other     Allocation     Total
---------------------------   -----------   -----------   ----------   -------   ------------   -------
Financial Services              $ 29.1         $ 1.0        $ 1.3       $ 1.7       $  --        $ 33.1
Individual Life Insurance         12.5           0.4          0.5         0.8          --          14.2
Corporate Allocation                --            --           --          --        14.0          14.0
                                -------        ------       ------      ------      ------       -------
 Total Company                  $ 41.6         $ 1.4        $ 1.8       $ 2.5       $14.0        $ 61.3
--------------------------      -------        ------       ------      ------      ------       -------

In the third quarter of 1996, the Company recorded a $30.7 million after tax ($47.3 million pretax) charge principally related to actions taken or expected to be taken to improve its cost structure relative to its competitors. The severance portion of the charge is based on a plan to eliminate 702 positions (primarily customer service, sales and information technology support staff). The facilities portion of the charge is based on a plan to consolidate sales/service field offices.

In addition to the above charge, Aetna recorded a facilities and severance charge in the second quarter of 1996, primarily as a result of actions taken or expected to be taken to reduce the level of corporate expenses and other costs previously absorbed by Aetna's property-casualty operations. The cost allocated to the Company associated with this charge was $9.1 million after tax ($14.0 million pretax).

The activity during 1996 within the severance and facilities reserve (pretax, in millions) and the number of positions eliminated related to such actions were as follows:



                                     Reserve     Positions
---------------------------------    ---------   ----------
Beginning of year                    $   --           --
Severance and facilities charges       47.3          702
Corporate Allocation                   14.0           --
Actions taken (1)                     (13.4)        (178)
                                     -------       -----
 End of year                         $ 47.9          524
---------------------------------    -------       -----

(1) Includes $8.0 million of severance-related actions and $4.1 million of corporate allocation-related actions.


The Company's severance actions are expected to be substantially completed by March 31, 1998. The corporate allocation actions and the vacating of the leased office space are expected to be substantially completed in 1997.


8. Income Taxes

The Company is included in the consolidated federal income tax return and combined Connecticut and New York state income tax returns of Aetna. Aetna allocates to each member an amount approximating the

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

8. Income Taxes (Continued)

tax it would have incurred were it not a member of the consolidated group, and credits the member for the use of its tax saving attributes used in the consolidated returns.

Income taxes for the years ended December 31, consist of:



                                          1996         1995        1994
                                         -------      -------     ------
                                                   (millions)
Current taxes (benefits):
Income Taxes:
 Federal                                  $ 50.9      $ 82.9      $ 78.7
 State                                       3.7         3.2         4.4
 Net realized capital gains (losses)        25.3        28.5       (33.2)
                                          ------      ------      ------
                                            79.9       114.6        49.9
                                          ------      ------      ------
Deferred taxes (benefits):
Income Taxes:
 Federal                                   ( 3.5)      (14.4)      ( 8.0)
 Net realized capital gains (losses)       (18.6)      (12.9)       33.7
                                          ------      ------      ------
                                           (22.1)      (27.3)       25.7
                                          ------      ------      ------
  Total                                   $ 57.8      $ 87.3      $ 75.6
                                          ======      ======      ======

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons:



                                               1996        1995         1994
                                              -------     -------      -------
                                                        (millions)
Income before income taxes                     $198.9      $263.2      $220.9
Tax rate                                           35%         35%         35%
                                               ------      ------      ------
Application of the tax rate                      69.6        92.1        77.3
                                               ------      ------      ------
Tax effect of:
 State income tax, net of federal benefit         2.4         2.1         2.9
 Excludable dividends                            (8.7)       (9.3)       (8.6)
 Other, net                                      (5.5)        2.4         4.0
                                               ------      ------      ------
  Income taxes                                 $ 57.8      $ 87.3      $ 75.6
                                               ======      ======      ======

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

8. Income Taxes (Continued)

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:



                                                                1996        1995
                                                               -------      -----
                                                                    (millions)
Deferred tax assets:
  Insurance reserves                                            $344.6      $290.4
  Unrealized gains allocable to experience rated contracts       100.8       216.7
  Investment losses                                                7.5         7.3
  Postretirement benefits other than pensions                     27.0         7.7
  Deferred compensation                                           25.0        18.9
  Pension                                                          7.6         5.7
  Other                                                           29.3         9.2
                                                                ------      ------
Total gross assets                                               541.8       555.9
Deferred tax liabilities:
  Deferred policy acquisition costs                              482.1       433.0
  Market discount                                                  6.8         4.4
  Net unrealized capital gains                                   133.7       288.2
  Other                                                           (0.3)       (0.1)
                                                                ------      ------
Total gross liabilities                                          622.3       725.5
                                                                ------      ------
Net deferred tax liability                                      $ 80.5      $169.6
                                                                ======      ======

Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. Valuation allowances are provided when it is not considered more likely than not that deferred tax assets will be realized. As of December 31, 1996 and 1995, no valuation allowances were required for unrealized capital gains and losses.

The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 1996. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes the conditions under which such taxes would become payable are remote.

The Internal Revenue Service ("Service") has completed examinations of the consolidated federal income tax returns of Aetna through 1990. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1991 through 1994.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

9. Benefit Plans

Employee Pension Plans--The Company, in conjunction with Aetna, has noncontributory defined benefit pension plans covering substantially all employees. The plans provide pension benefits based on years of service and average annual compensation (measured over 60 consecutive months of highest earnings in a 120-month period). Contributions are determined using the Projected Unit Credit Method and, for qualified plans subject to ERISA requirements, are limited to the amounts that are tax-deductible. As of December 31, 1996, Aetna's accrued pension cost has been allocated to its subsidiaries, including the Company, under an allocation based on eligible salaries. Data on a separate company basis regarding the proportionate share of the projected benefit obligation and plan assets is not available. The accumulated benefit obligation and plan assets are recorded by Aetna. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits. Allocated pretax charges to operations for the pension plan (based on the Company's total salary cost as a percentage of Aetna's total salary cost) were $4.3 million, $6.1 million and $5.5 million for the years ended December 31, 1996, 1995 and 1994, respectively.

Employee Postretirement Benefits--In addition to providing pension benefits, Aetna currently provides certain health care and life insurance benefits, subject to certain caps, for retired employees. A comprehensive medical and dental plan is offered to all full-time employees retiring at age 50 with 15 years of service or at age 65 with 10 years of service. Retirees are generally required to contribute to the plans based on their years of service with Aetna. The costs to the Company associated with the Aetna postretirement plans for 1996, 1995 and 1994 were $1.8 million, $1.4 million and $1.0 million, respectively.

As of December 31, 1996, Aetna transferred to the Company approximately $77.7 million of accrued liabilities, primarily related to the pension and postretirement benefit plans described above, that had been previously recorded by Aetna. The after tax amount of this transfer (approximately $50.5 million) is reported as a reduction in retained earnings.

Agent Pension Plans--The Company, in conjunction with Aetna, has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits.

Agent Postretirement Benefits--The Company, in conjunction with Aetna, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 1996, 1995 and 1994 were $0.7 million, $0.8 million and $0.7 million, respectively.

Incentive Savings Plan--Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in common stock of Aetna or certain other investments, are matched, up to 5% of compensation, by Aetna. Pretax charges to operations for the incentive savings plan were $5.4 million, $4.9 million and $3.3 million in 1996, 1995 and 1994, respectively.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

9. Benefit Plans (Continued)

Stock Plans--Aetna has a stock incentive plan that provides for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to certain key employees. Executive and middle management employees may be granted options to purchase common stock of Aetna at or above the market price on the date of grant. Options generally become 100% vested three years after the grant is made, with one-third of the options vesting each year. Aetna does not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives may be granted incentive units which are rights to receive common stock or an equivalent value in cash. The incentive units may vest within a range from 0% to 175% at the end of a four year period based on the attainment of performance goals. The costs to the Company associated with the Aetna stock plans for 1996, 1995 and 1994, were $8.1 million, $6.3 million and $1.7 million, respectively. As of December 31, 1996, Aetna transferred to the Company approximately $1.1 million of deferred tax benefits related to stock options. This amount is reported as an increase in retained earnings.

10. Related Party Transactions

The Company is compensated by the Separate Accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance contracts, the Separate Accounts pay the Company a daily fee which, on an annual basis, ranges, depending on the product, from .10% to 1.90% of their average daily net assets. The Company also receives fees from the variable life and annuity mutual funds and The Aetna Series Fund for serving as investment adviser. Under the advisory agreements, the Funds pay the Company a daily fee which, on an annual basis, ranges, depending on the fund, from .25% to .85% of their average daily net assets. The Company also receives fees (expressed as a percentage of the average daily net assets) from the variable life and annuity mutual funds and The Aetna Series Fund for providing administration services, and from The Aetna Series Fund for providing shareholder services and promoting sales. The amount of compensation and fees received from the Separate Accounts and Funds, included in Charges Assessed Against Policyholders, amounted to $185.4 million, $128.1 million and $104.6 million in 1996, 1995 and 1994, respectively. The Company may waive advisory fees at its discretion.

The Company acts as an investment adviser for its affiliated mutual funds. Since August 1996, Aeltus Investment Management, Inc. ("Aeltus"), a wholly owned subsidiary of HOLDCO and an affiliate of the Company, has been acting as Subadvisor of all affiliated mutual funds and of most of the General Account assets. Fees paid by the Company to Aeltus, included in both Charges Assessed Against Policyholders and Net Investment Income, on an annual basis, range from
 .06% to .55% of the average daily net assets under management. For the year ended December 31, 1996, the Company paid $16.0 million in such fees.

The Company may, from time to time, make reimbursements to a Fund for some or all of its operating expenses. Reimbursement arrangements may be terminated at any time without notice.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

10. Related Party Transactions (Continued)

Since 1981, all domestic individual non-participating life insurance of Aetna and its subsidiaries has been issued by the Company. Effective December 31, 1988, the Company entered into a reinsurance agreement with Aetna Life Insurance Company ("Aetna Life") in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. A $108.0 million commission, paid by the Company to Aetna Life in 1988, was capitalized as deferred policy acquisition costs. An additional $6.1 million commission, paid by the Company to Aetna Life in 1996, was capitalized as deferred policy acquisition costs. The Company maintained insurance reserves of $628.3 million and $655.5 million as of December 31, 1996 and 1995, respectively, relating to the business assumed. In consideration for the assumption of this business, a loan was established relating to the assets held by Aetna Life which support the insurance reserves. The loan is being reduced in accordance with the decrease in the reserves. The fair value of this loan was $625.3 million and $663.5 million as of December 31, 1996 and 1995, respectively, and is based upon the fair value of the underlying assets. Premiums of $25.3 million, $28.0 million and $32.8 million and current and future benefits of $39.5 million, $43.0 million and $43.8 million were assumed in 1996, 1995 and 1994, respectively.

Investment income of $44.1 million, $46.5 million and $51.5 million was generated from the reinsurance loan to affiliate in 1996, 1995 and 1994, respectively. Net income of approximately $8.1 million, $18.4 million and $25.1 million resulted from this agreement in 1996, 1995 and 1994, respectively.

On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company also is responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $28.9 million and $28.0 million were maintained for this contract as of December 31, 1996 and 1995, respectively.

Effective February 1, 1992, the Company increased its retention limit per individual life to $2.0 million and entered into a reinsurance agreement with Aetna Life to reinsure amounts in excess of this limit, up to a maximum of $8.0 million on any new individual life business, on a yearly renewable term basis. Premium amounts related to this agreement were $5.2 million, $3.2 million and $1.3 million for 1996, 1995 and 1994, respectively.

The Company received a capital contribution of $10.4 million in cash from HOLDCO in 1996. The Company received no capital contributions in 1995 or 1994.

The Company paid $3.5 million in cash dividends to HOLDCO in 1996. In 1995, the Company dividended $2.9 million in the form of two of its subsidiaries, Systematized Benefits Administrators, Inc. and Aetna Investment Services, Inc., to Aetna Retirement Services, Inc. (the Company's former parent).

Premiums due and other receivables include $2.8 million and $5.7 million due from affiliates in 1996 and 1995, respectively. Other liabilities include $10.7 million and $12.4 million due to affiliates for 1996 and 1995, respectively.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

10. Related Party Transactions (Continued)

Substantially all of the administrative and support functions of the Company are provided by Aetna and its affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of service provided.

11. Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverables deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets.

The following table includes premium amounts ceded/assumed to/from affiliated companies as discussed in Note 10 above.



                                                Ceded to      Assumed
                                   Direct        Other       from Other      Net
                                   Amount      Companies      Companies     Amount
                                   ---------   -----------   ------------   --------
                                                      (millions)
1996
----
Premiums:
 Life Insurance                     $  34.6      $ 11.2         $ 25.3       $  48.7
 Accident and Health Insurance          6.3         6.3             --            --
 Annuities                             84.3          --            0.6          84.9
                                    --------     -------        -------      --------
  Total earned premiums             $ 125.2      $ 17.5         $ 25.9       $ 133.6
                                    ========     =======        =======      ========
1995
----
Premiums:
 Life Insurance                     $  28.8      $  8.6         $ 28.0       $  48.2
 Accident and Health Insurance          7.5         7.5             --            --
 Annuities                            164.0          --            0.5         164.5
                                    --------     -------        -------      --------
  Total earned premiums             $ 200.3      $ 16.1         $ 28.5       $ 212.7
                                    ========     =======        =======      ========
1994
----
Premiums:
 Life Insurance                     $  27.3      $  6.0         $ 32.8       $  54.1
 Accident and Health Insurance          9.3         9.3             --            --
 Annuities                            137.3          --            0.2         137.5
                                    --------     -------        -------      --------
Total earned premiums               $ 173.9      $ 15.3         $ 33.0       $ 191.6
                                    ========     =======        =======      ========

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

12. Commitments and Contingent Liabilities

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 1996, the Company had commitments to purchase investments of $17.9 million. The fair value of the investments at December 31, 1996 approximated $18.3 million.

Litigation

The Company is involved in numerous lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, it is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

13. Segment Information (1)

The Company's operations are reported through two major business segments:
Financial Services and Individual Life Insurance.

Summarized financial information for the Company's principal operations was as follows:



(Millions)                               1996          1995          1994
------------------------------------   -----------   -----------   ----------
Revenue:
 Financial Services                     $ 1,195.1     $ 1,211.3    $1,013.5
 Individual Life Insurance                  445.7         407.9       386.1
                                        ----------    ----------   ----------
  Total revenue                         $ 1,640.8     $ 1,619.2    $1,399.6
-----------------------------------     ----------    ----------   ----------
Income before income taxes: (2)
 Financial Services                     $   129.9     $   160.1    $  122.5
 Individual Life Insurance                   83.0         103.1        98.4
                                        ----------    ----------   ----------
  Total income before income taxes      $   212.9     $   263.2    $  220.9
-----------------------------------     ----------    ----------   ----------
Net income: (2)
 Financial Services                     $    94.3     $   113.8    $   85.5
 Individual Life Insurance                   55.9          62.1        59.8
                                        ----------    ----------   ----------
Net income                              $   150.2     $   175.9    $  145.3
-----------------------------------     ----------    ----------   ----------

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

13. Segment Information (1) (Continued)


Assets under management: (3)
 Financial Services                  $ 27,268.1     $ 22,534.4    $18,122.9
 Individual Life Insurance              2,830.5        2,590.9      2,220.5
--------------------------------     -----------    -----------   -----------
  Total assets under management      $ 30,098.6     $ 25,125.3    $20,343.4
--------------------------------     -----------    -----------   -----------

(1) The 1996 results include severance and facilities charges of $30.7 million, after tax. Of this charge $21.5 million related to the Financial Services segment and $9.2 million related to the Individual Life Insurance segment.

(2) Excludes any effect of the corporate facilities and severance charge recorded in 1996 which is not directly allocable to the Financial Services and Individual Life Insurance segments. (Refer to Note 7).

(3) Excludes net unrealized capital gains (losses) of $366.4 million, $797.1 million and $(386.4) million at December 31, 1996, 1995 and 1994, respectively.

                                     PART II

                     INFORMATION NOT REQUIRED IN PROSPECTUS



                           UNDERTAKING TO FILE REPORTS


Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                        UNDERTAKING PURSUANT TO RULE 484

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

               REPRESENTATION PURSUANT TO PARAGRAPH (26)(e)(2)(A)
                      OF THE INVESTMENT COMPANY ACT OF 1940

REGISTRANT MAKES THE FOLLOWING REPRESENTATION:

Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the policies covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 1 TO
                             REGISTRATION STATEMENT

This Post-Effective Amendment No. 1 to Registration Statement No. 333-15817 is comprised of the following papers and documents:

    The facing sheet
    A cross-reference sheet
    One supplement to the Prospectus for the Flexible Premium Group Variable Universal Life Insurance Policy consisting of 66 pages
    The undertaking to file reports
    The undertaking pursuant to Rule 484
    Representation pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940
    The signatures
Written consents of the following persons:
      A.  Consent of Counsel (included as part of Exhibit 2 below)
      B.  Actuarial Consent (included as part of Exhibit 6 below)
      C.  Consent of Independent Auditors (included as Exhibit 7 below)


    The following Exhibits:

      1. Exhibits required by paragraph A of instructions to exhibits for Form N-8B-2:

          (1)       Resolution establishing Variable Life Account B(1)

          (2)       Not Applicable

          (3)(i)    Master General Agent Agreement(1)

          (3)(ii)   Life Insurance General Agent Agreement(1)

          (3)(iii)  Broker Agreement(1)

          (3)(iv)   Life Insurance Broker-Dealer Agreement(1)

          (3)(v) Restated and Amended Third Party Administration and Transfer Agent Agreement(2)

          (4)       Not Applicable

          (5)(i)    Form of Group Policy (70267-97)(3)

          (5)(ii)   Form of Certificate Under Group Policy (70263-97)(3)

          (5)(iii)  Form of Disability Benefit Rider (70264-97)(3)

          (5)(iv)   Form of Accelerated Death Benefit Rider (70265-97)(3)

          (5)(v)    Form of Accidental Death Benefit Rider (70266-97)(3)

          (5)(vi)   Accelerated Death Benefit Disclosure Statement(3)

          (5)(vii)  Children Insurance Rider Term Insurance (70267-97)(3)

          (6)(i) Certificate of Incorporation of Aetna Life Insurance and Annuity Company, Depositor(4)

          (6)(ii) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(5)

          (6)(iii) By-Laws, as amended September 17, 1997, of Aetna Life Insurance and Annuity Company(6)

          (7)       Not Applicable

          (8)(i) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(5)

          (8)(ii) Fifth Amendment, dated as of May 1, 1997, to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, and March 1, 1996(7)

          (8)(iii) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1. 1995, May 1, 1995, January 1, 1996 and March 1,1996(5)

          (8)(iv) Fifth Amendment, dated as of May 1, 1997, to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, and March 1, 1996(7)

          (8)(v) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investment Institutional Operations Company dated as of November 1, 1995(8)

          (8)(vi) Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(7)

          (8)(vii) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Janus Aspen Series dated April 19, 1994 and amended June 15, 1994, July 31, 1995, and March 1, 1996(7)

          (9)       Not Applicable

          (10)(i) Form of Application for Group Variable Universal Life Insurance (Application for Group Policy) (70262-97NYApp)(3)


          (10)(ii) Form of Supplement to Application for Variable Life Insurance (Supplement to Application for Certificate) (70268-97)(3)

          (10)(iii) Form of Application for Individual Life Insurance Policy New York (Application for Certificate) (70095- 96NY)(3)

          (10)(iv) Form of Application for Group Life Insurance Policy (Application No. 70272-97(A)ZNY)(3)

          (11)      Issuance, Transfer and Redemption Procedures(3)

      2. Opinion and Consent of Counsel
      3. Not Applicable
      4. Not Applicable
      5. See Item (27) below
      6. Actuarial Opinion and Consent
      7. Consent of Independent Auditors
      8. Copy of Power of Attorney9

      (27) Financial Data Schedule

1.   Incorporated by reference to Post-Effective Amendment No. 2 to
     Registration Statement on Form S-6 (File No. 33-76004), as filed electronically on February 16, 1996 (Accession No. 0000912057-
     96-0027723).
2.   Incorporated by reference to Post-Effective Amendment No. 1 to
     Registration Statement on Form S-6 (File No. 33-75248), as filed on
     April 25, 1995.
3.   Incorporated by reference to Pre-Effective Amendment No. 1 to
     Registration Statement on Form S-6 (File No. 333-15817), as filed electronically on July 17, 1997 (Accession No. 0000950146-97-
     001071).
4. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996 (Accession No.
     0000950146-96-000534).
5. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997 (Accession No.
     0000950146-97-000159).
6. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on October 30, 1997 (Accession No.
     0000950146-97-001589).
7. Incorporated by Reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on September 29, 1997 (Accession No.
     0000950146-97-001485).
8. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996 (Accession No.
     0000928389-96-000136).
9. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on September 29, 1997 (Accession No. 0000950146-97-001485). In addition, a certified copy of the resolution adopted by the Depositor's Board of Directors authorizing filings pursuant to a power of attorney as required by Rule 478 under the Securities Act of 1933 is incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996 (Accession No. 0000912057-96-006383).

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Variable Life Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form S-6 (File No. 333-15817) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, and the seal of the Depositor to be hereunto affixed and attested, all in the City of Hartford, and State of Connecticut, on this 25th day of November, 1997.

                                                      VARIABLE LIFE ACCOUNT B OF
                                                      AETNA LIFE INSURANCE AND
                                                      ANNUITY COMPANY
                                                        (Registrant)

(SEAL)

ATTEST: /s/ Karen A. Peddle                        AETNA LIFE INSURANCE AND
        -----------------------------              ANNUITY COMPANY
        Karen A. Peddle                              (Depositor)
        Assistant Corporate Secretary

                                               By:  Thomas J. McInerney*
                                                    ----------------------------
                                                    Thomas J. McInerney
                                                    Principal Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to Registration Statement No. 333-15817 has been signed below by the following persons in the capacities indicated and on the dates indicated.

Signature                    Title                                                  Date

Thomas J. McInerney*         Director and President                                 )
---------------------        (Principal Executive Officer)                          )
Thomas J. McInerney                                                                 )
                                                                                    )
Christopher J. Burns*        Director                                               )November
---------------------                                                               )
Christopher J. Burns                                                                )25, 1997
                                                                                    )
Timothy A. Holt*             Director and Chief Financial Officer                   )
---------------------                                                               )
Timothy A. Holt                                                                     )
                                                                                    )





                                                                                    )
John Y. Kim*                  Director                                              )
---------------------                                                               )
John Y. Kim                                                                         )
                                                                                    )
                                                                                    )
Shaun P. Mathews*             Director                                              )
---------------------                                                               )
Shaun P. Mathews                                                                    )
                                                                                    )
Deborah Koltenuk*             Vice President and Treasurer, Corporate Controller    )
---------------------                                                               )
Deborah Koltenuk                                                                    )

By:  /s/ Julie E. Rockmore
     --------------------------------------------
    *Julie E. Rockmore
    Attorney-in-Fact

                             VARIABLE LIFE ACCOUNT B
                                  EXHIBIT INDEX


Exhibit No.  Exhibit                                                                   Page

99-1.1       Resolution of the Board of Directors of Aetna Life Insurance and           *
             Annuity Company establishing Variable Life Account B

99-1.3(i)    Master General Agent Agreement                                             *

99-1.3(ii)   Life Insurance General Agent Agreement                                     *

99-1.3(iii)  Broker-Dealer Agreement                                                    *

99-1.3(iv)   Life Insurance Broker-Dealer Agreement                                     *

99-1.3(v)    Restated and Amended Third Party Administration and Transfer Agent         *
             Agreement

99-1.5(i)    Form of Group Policy (70267-97)                                            *

99-1.5(ii)   Form of Certificate Under Group Policy (70263- 97)                         *

99-1.5(iii)  Form of Disability Benefit Rider (70264-97)                                *

99-1.5(iv)   Form of Accelerated Death Benefit Rider (70265-97)                         *

99-1.5(v)    Form of Accidental Death Benefit Rider (70266- -97)                        *

99-1.5(vi)   Accelerated Death Benefit Disclosure Statement                             *

99-1.5(vii)  Children Insurance Rider Term Insurance (70267-97)                         *

99-1.6(i)    Certification of Incorporation of Aetna Life Insurance and Annuity         *
             Company

99-1.6(ii)   Amendment of Certificate of Incorporation of Aetna Life Insurance          *
             and Annuity Company

99-1.6(iii)  By-Laws, as amended September 17, 1997, of Aetna Life Insurance and        *
             Annuity Company

*Incorporated by Reference

Exhibit No.  Exhibit                                                                   Page

99-1.8(i)    Fund Participation Agreement between Aetna Life Insurance and              *
             Annuity Company, Variable Insurance Products Fund and Fidelity
             Distributors Corporation dated February 1, 1994 and amended on
             December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
             and March 1, 1996

99-1.8(ii)   Fifth Amendment, dated as of May 1, 1997, to the Fund Participation        *
             Agreement between Aetna Life Insurance and Annuity Company,
             Variable Insurance Products Fund and Fidelity Distributors
             Corporation dated February 1, 1994 and amended on December 15,
             1994, February 1, 1995, May 1, 1995, January 1, 1996, and March 1,
             1996

99-1.8(iii)  Fund Participation Agreement between Aetna Life Insurance and              *
             Annuity Company, Variable Insurance Products Fund II and Fidelity
             Distributors Corporation dated February 1, 1994 and amended on
             December 15, 1994, February 1. 1995, May 1, 1995, January 1, 1996
             and March 1,1996

99-1.8(iv)   Fifth Amendment, dated as of May 1, 1997, to the Fund Participation        *
             Agreement between Aetna Life Insurance and Annuity Company,
             Variable Insurance Products Fund II and Fidelity Distributors
             Corporation dated February 1, 1994 and amended on December 15,
             1994, February 1, 1995, May 1, 1995, January 1, 1996, and March 1,
             1996

99-1.8(v)    Service Agreement between Aetna Life Insurance and Annuity Company         *
             and Fidelity Investment Institutional Operations Company dated as of November 1, 1995

99-1.8(vi)   Amendment dated January 1, 1997 to Service Agreement between Aetna         *
             Life Insurance and Annuity Company and Fidelity Investments
             Institutional Operations Company dated as of November 1, 1995

99-1.8(vii)  Fund Participation Agreement between Aetna Life Insurance and              *
             Annuity Company and Janus Aspen Series dated April 19, 1994 and amended June 15, 1994 and July 31, 1995, and March 1, 1996

*Incorporated by reference

Exhibit No.  Exhibit                                                                   Page

99-1.10(i)   Form of Application for Group Variable Universal Life Insurance            *
             (Application for Group Policy) (70262-97NYApp)

99-1.10(ii)  Form of Supplement to Application for Variable Life Insurance              *
             (Supplement to Application for Certificate) (70268-97)

99-1.10(iii) Form of Application for Individual Life Insurance Policy New York          *
             (Application for Certificate) (70095-96NY)

99-1.10(iv)  Form of Application for Group Life Insurance Policy (Application           *
             No. 70272-97(A)ZNY)

99-1.11      Issuance, Transfer and Redemption Procedures                               *

99-2         Opinion and Consent of Counsel                                           ------

99-6         Actuarial Opinion and Consent                                            ------

99-7         Consent of Independent Auditors                                          ------

99-8         Copy of Power of Attorney                                                  *

27           Financial Data Schedule                                                  ------


*Incorporated by reference